PAGE 1

                      Registration Nos. 033-10992/811-4998

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

         Post-Effective Amendment No. 16                          /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

         Amendment No. 20                                         /X/

                       T. ROWE PRICE SPECTRUM FUND, INC.
                       ---------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service

            Approximate Date of Proposed Public Offering May 1, 2001
                                                         -----------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/X/      On May 1, 2001, pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On (date) pursuant to paragraph (a)(2) of Rule 485
         If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
                                                                     May 1, 2001
T. ROWE PRICE


Spectrum Funds



 Three broadly diversified growth, income, and international funds that invest in other T. Rowe Price funds.
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
LOGO

T. Rowe Price Spectrum Fund, Inc.
  Spectrum Growth Fund
  Spectrum Income Fund
  Spectrum International Fund
Prospectus

May 1, 2001

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $166.7 billion for more than eight million individual and institutional investor accounts as of December 31, 2000.


T. Rowe Price International, Inc., the investment manager, is the successor to Rowe Price-Fleming International, Inc. ("Price-Fleming"), a joint venture with Robert Fleming Holdings, Ltd. ("Flemings") founded in 1979. In 2000, Price-Fleming became wholly-owned by T. Rowe Price Associates, Inc. As of December 31, 2000, T. Rowe Price International managed $32.7 billion in foreign stocks and bonds through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.



              ABOUT THE FUNDS
1
              Objective, Strategy, Risks, and Expenses     1

              ------------------------------------------------
              Other Information About the Funds            7

              ------------------------------------------------


              T. ROWE PRICE
               ACCOUNT
2             INFORMATION
              Pricing Shares and Receiving                 9
              Sale Proceeds
              ------------------------------------------------
              Useful Information on
              Distributions                               12
              and Taxes
              ------------------------------------------------
              Transaction Procedures and                  16
              Special Requirements
              ------------------------------------------------


              MORE ABOUT THE FUNDS
3
              Organization and Management                 19

              ------------------------------------------------
              Understanding Performance Information       22

              ------------------------------------------------
              Special Risks and Considerations            23

              ------------------------------------------------
              Description of Underlying Funds             24

              ------------------------------------------------
              Investment Policies of the Spectrum Funds   27

              ------------------------------------------------
              Investment Policies and Practices of the    28
              Underlying Funds
              ------------------------------------------------
              Financial Highlights                        28

              ------------------------------------------------


              INVESTING WITH T. ROWE PRICE
4
              Account Requirements                        32
              and Transaction Information
              ------------------------------------------------
              Opening a New Account                       32

              ------------------------------------------------
              Purchasing Additional Shares                34

              ------------------------------------------------
              Exchanging and Redeeming                    34
              Shares
              ------------------------------------------------
              Rights Reserved by the Funds                36

              ------------------------------------------------
              Information About Your
                                                          37
              Services
              ------------------------------------------------
              T. Rowe Price
                                                          39
              Brokerage
              ------------------------------------------------
              Investment Information                      40

              ------------------------------------------------



 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUNDS
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------

 What is each fund's objective?

   Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation.

   Spectrum Growth Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective.

   Spectrum International Fund seeks long-term capital appreciation.


 What is each fund's principal investment strategy?

   Each fund can diversify its assets widely among a set of T. Rowe Price mutual funds representing specific market segments. Each Spectrum Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments.


   Spectrum Income Fund may invest in domestic and international bond funds, a money market fund, and an income-oriented stock fund.

   Spectrum Growth Fund may invest in domestic and international equity funds, and a money market fund.

   Spectrum International Fund may invest in developed and emerging market equity funds, international bond funds, and a money market fund.


   Within the ranges shown in the next table, managers decide how much of each fund's assets to allocate to underlying fund investments based on their outlook for, and on the relative valuations of, the underlying funds and the various markets in which they invest.

   Each fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

T. ROWE PRICE                                 2



 Table 1  Asset Allocation Ranges for Underlying Funds
  Spectrum                                             Investment   Spectrum              Investment   Spectrum                  Inv
  Income Fund                                          Range        Growth Fund           Range        International Fund        Ran
                                                                                                       Emerging Europe&
  Emerging Markets Bond                                  0-10%      Blue Chip Growth        5-20%      Mediterranean            0-15
                                                                                                       Emerging Markets Bond    0-15
  Equity Income                                         10-25       Equity Income         7.5-22.5
                                                                                                       Emerging Markets Stock   0-20
  GNMA                                                   5-20       Growth & Income       7.5-22.5
  High Yield                                            10-25       Growth Stock            5-20       European Stock           0-30
  International Bond                                     5-20       International Stock    10-25       International Bond       0-20
  New Income                                            15-30       Mid-Cap Value           0-15       International Discovery  0-20
  Short-Term Bond                                        0-15       New Era                 0-15       International Stock     35-65
  Summit Cash Reserves                                   0-25       New Horizons           10-25       Japan                    0-30
                                                                    Summit Cash
  U.S. Treasury Long-Term                                0-15       Reserves                0-25       Latin America            0-15
                                                                                                       New Asia                 0-20
                                                                                                       Summit Cash Reserves     0-25
 -----------------------------------------------------------------------------------------------------------------------------------





   o For details about each fund's investment program, please see the Investment Policies and Practices section.



 What are the main risks of investing in the funds?

   Each Spectrum Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the fund's overall price swings. However, the funds' share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. Spectrum Income should experience lower price volatility than the equity-focused funds, Spectrum Growth and Spectrum International. Each fund carries some particular risk considerations:

   Spectrum Income
   This fund's share price will typically move in the opposite direction of U.S. interest rates, so a rise in rates, or interest rate risk, represents the most important source of risk. There is also exposure to credit risk: corporate bond holdings in the underlying funds may have their credit ratings downgraded or they may default. Such events could reduce the fund's share price and income level. Credit risk for the fund increases to the extent it invests in high-yield ("junk") bonds, primarily through the High Yield Fund. The fund is exposed to the risks of international investing to the extent it invests overseas, primarily through the International Bond Fund. For example, weakening foreign currencies versus the U.S. dollar would typically reduce returns from bonds denominated in other currencies. In addition, emerging market bonds are subject to the special political and economic risks of these newly industrialized countries. To the extent that Spectrum Income invests in stocks through the Equity Income Fund, its share price would be hurt by stock market declines.

   Spectrum Growth
   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a particular underlying fund or the industries or companies in which they invest may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of the potential growth of underlying funds held by the fund may prove incorrect, resulting in losses or poor performance even in a rising market.

   In addition to the general stock market risks assumed by the funds held in this portfolio, certain underlying holdings carry additional risks. The fund's investments in small companies, primarily through the New Horizons Fund, may experience greater price swings than its investments in funds holding larger stocks. To the extent the fund invests in foreign securities, primarily through the International Stock Fund, it is also subject to the risk that it may lose value due to declining foreign currencies or adverse political or economic events overseas.


   o Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

   Spectrum International
   This fund is subject to the general stock and bond market risks noted previously. Because it can only invest up to 35% of assets in foreign bond funds, its performance will primarily be influenced by stock fund risks. Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. These risks include fluctuations in foreign exchange rates that can significantly increase or decrease the dollar value of a foreign investment, boosting or offsetting its local market return. For example, weakening foreign currencies versus the U.S. dollar would typically lower returns for U.S. investors. Investing in foreign markets may also involve higher costs and lower liquidity. Government interference in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the fund.

   To the extent that the fund has investments in emerging market countries, primarily through the Emerging Markets Stock, Latin America, or New Asia Funds, it will be more subject to abrupt and severe price declines. Many of the economic

T. ROWE PRICE                                 4

   and political structures of these countries do not compare favorably with the U.S. in terms of wealth and stability, and their financial markets lack liquidity. Therefore, investments in these countries are much riskier than investments in mature markets.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.


   o Each fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk.

   If you would like a one-stop approach to broad diversification and can accept the possibility of moderate share price declines in an effort to achieve relatively high income, Spectrum Income Fund could be an appropriate part of your overall investment strategy.

   If you would like a one-stop approach to broad diversification and can accept the possibility of share price declines in an effort to achieve long-term capital appreciation and some current income, Spectrum Growth Fund could be an appropriate part of your overall investment strategy.

   If you would like a one-stop approach to broad international diversification and can accept the possibility of significant share price declines in an effort to achieve long-term capital appreciation, Spectrum International Fund could be an appropriate part of your overall investment strategy.

   The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

   Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

 How has each fund performed in the past?

   The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the charts.

                             Calendar Year Total Returns

      Fund       "91"   "92"  "93"   "94"   "95"   "96"   "97"   "98"   "99"    "00"
 -------------------------------------------------------------------------------------------
  Spectrum
  Income         19.64  7.84  12.36  -1.94  19.41   7.64  12.18   6.57   0.26    7.40
  Spectrum
  Growth         29.87  7.24  20.98   1.40  29.96  20.53  17.40  13.62  21.20   -0.11
  Spectrum          --    --     --     --     --     --   2.42  12.28  39.49  -14.71
  International
 -------------------------------------------------------------------------------------------

 Spectrum Income Quarter ended Total return

 Best quarter   3/31/95   6.56%

 Worst quarter  3/31/94   -2.63%



 Spectrum Growth Quarter ended Total return

 Best quarter   12/31/98  18.61%

 Worst quarter  9/30/98   -13.44%



 Spectrum International   Quarter ended Total return

 Best quarter   12/31/99  25.04%

 Worst quarter  9/30/98   -13.71%

T. ROWE PRICE                                 6


 Table 2  Average Annual Total Returns
                             Periods ended December 31, 2000
                                               Shorter of 10
                                              years or since
                            1 year   5 years     inception      Inception date
 ---------------------------
  Spectrum Income Fund        7.40%   6.74%        8.93%            6/29/90
  Lehman Brothers U.S.
  Aggregate Index            11.63    6.46         7.96
  Lipper General Bond
  Funds Average               6.65    5.99         8.74

  Spectrum Growth Fund       -0.11   14.25        15.76             6/29/90
  S&P 500 Stock Index        -9.11   18.33        17.46
  Lipper Multi-Cap Core
  Fund Index                 -3.34   16.08        16.19

  Spectrum International
  Fund                      -14.71      --         8.15            12/31/96
  Combined Index (90% MSCI
  EAFE/ 10% J.P. Morgan
  Non-U.S. Dollar
  Government Bond Index)    -12.83      --         7.14
  Lipper International      -15.60      --         8.58
  Funds Average
 ------------------------------------------------------------------------------



 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


 Lehman indices do not reflect the deduction of any fees or expenses.



 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table provides a range of average weighted expense ratios for each fund. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.


 Table 3  Range of Average Weighted Expense Ratios as of
December 31, 2000
 Spectrum Income   Spectrum Growth   Spectrum International

                        0.70                   0.
                       % to 0.                 7
 0.63% to 0.84%          87%                5% to 1.
                                              27%
 ------------------------------------------------------------



   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the midpoints of the ranges to show the expenses you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:


     Fund                    1 year   3 years   5 years   10 years

     Spectrum Income         $76        $237      $411    $918
                             ----------------------------------------
     Spectrum Growth             81      252       439          978
                             ----------------------------------------
     Spectrum International     103      322       558        1,236
    ----------------------------------------------------------------------





 OTHER INFORMATION ABOUT THE FUNDS
 ----------------------------------------------------------

 What are the funds' potential rewards?

   The Spectrum Funds offer a professionally managed allocation of assets among a broad range of underlying funds. Because they invest in a variety of underlying funds, each Spectrum Fund's performance could benefit from diversification.

   The theory of diversification holds that investors can reduce their overall risk by spreading assets among a variety of investments. Each type of investment follows a cycle of its own and responds differently to changes in the economy and the marketplace. A decline in one investment can be balanced by returns in other investments that are stable or rising. Therefore, a major benefit of the Spectrum Funds is the potential for attractive long-term returns with reduced volatility.

   For example, Spectrum Income Fund invests in funds holding high-quality domestic and foreign bonds, high-yield bonds, short- and long-term securities, and dividend-paying stocks.

   Spectrum Growth Fund invests in funds holding domestic and foreign stocks, small- and large-cap stocks, and growth and value stocks.

   Spectrum International Fund invests in stock and, to a lesser degree, bond funds, which, in turn, have holdings in many different foreign countries, industrialized as well as emerging markets, and in both large and small companies.


 What are the characteristics of the underlying Price funds?

   For details, please see Description of Underlying Funds in Section 3.

T. ROWE PRICE                                 8

 Is there other information I can review before making a decision?

   Be sure to read Special Risks and Considerations, Description of Underlying Funds, Investment Policies of the Spectrum Funds, and Investment Policies and Practices of Underlying Funds in Section 3 for further discussion of the funds' policies.

 T. ROWE PRICE ACCOUNT INFORMATION

   Here are some procedures you should know when investing in the T. Rowe Price family of taxable stock, bond, and money market funds.



 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------

 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Current market values are used to price stocks and bonds. Amortized cost is used to price money market securities.

   The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


   o The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

T. ROWE PRICE                                 10


   Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.


  Japan Fund: Pricing and Transactions

   The Japan Fund's share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

   The Tokyo Stock Exchange is scheduled to be closed on the following weekdays:
   In 2001 -January 1, 2, 3, and 8; February 12; March 20; April 30; May 3 and 4; July 20; September 24; October 8; November 23; and December 24 and 31. In 2002 -January 1, 2, 3, and 14; February 11; March 21; April 29; May 3 and 6; September 16 and 23; October 14; November 4; and December 23 and 31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.


 How you can receive the proceeds from a sale


   o When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer should be credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

  . Exception: Under certain circumstances and when deemed to be in a fund's best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.


   o If for some reason we cannot accept your request to sell shares, we will contact you.

   Contingent Redemption Fee
   Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the time period shown:

  Fund                             Holding period  Redemption fee
  Diversified Small-Cap Growth        6 months     1%
                                   --------------------------------
  Developing Technologies              1 year      1%
                                   --------------------------------
  Emerging Europe & Mediterranean      1 year      2%
                                   --------------------------------
  Emerging Markets Stock               1 year      2%
                                   --------------------------------
  Equity Index 500                    6 months     .50%
                                   --------------------------------
  Extended Equity Market Index        6 months     .50%
                                   --------------------------------
  High Yield                           1 year      1%
                                   --------------------------------
  International Discovery              1 year      2%
                                   --------------------------------
  International Equity Index           6 months    1%
                                   --------------------------------
  Latin America                        1 year      2%
                                   --------------------------------
  Real Estate                         6 months     1%
                                   --------------------------------
  Small-Cap Value                      1 year      1%
                                   --------------------------------
  Tax-Efficient Balanced               1 year      1%
                                   --------------------------------
  Tax-Efficient Growth                2 years      1%
                                   --------------------------------
  Tax-Efficient Multi-Cap Growth      2 years      1%
                                   --------------------------------
  Total Equity Market Index           6 months     .50%
                                   --------------------------------
  U.S. Bond Index                     6 months     .50%
 -----------------------------------------------------------------------



   Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

T. ROWE PRICE                                 12


   In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

   The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee may apply to shares in retirement plans held in broker omnibus accounts.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   o All net investment income and realized capital gains are distributed to shareholders.


  Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   The following chart provides details on dividend payments.


 Table 4  Dividend Payment Schedule
  Fund                                               Dividends
  Money market funds                 .
                                      Declared daily to shareholders of record as
                                      of 12 noon ET on that day. Other purchases
                                      receive the dividend on the next business
                                      day after payment has been received.

                                     .Paid on the first business day of each
                                      month.
 ----------------------------------------------------------------------------------
  Bond funds                         .
                                      Declared daily to shareholders of record as
                                      of 4 p.m. ET the previous business day.
                                      Other purchases receive the dividend on the
                                      next business day after payment has been
                                      received.

                                     .Paid on the first business day of each
                                      month.
 ---------------------------------------------------------------------------------------
  These stock funds only:/1/         .
   .Balanced                          Declared quarterly, if any, in March, June,
                                      September, and December.
   . Dividend Growth
                                     .Must be a shareholder of record as of 4
   . Equity Income                    p.m. ET on the record date.

   . Equity Index 500

   . Growth & Income

   . Personal Strategy Balanced

   . Personal Strategy Income

   . Real Estate
 ----------------------------------------------------------------------------------
  All other stock funds/1/           .Declared annually, if any, generally in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 ----------------------------------------------------------------------------------
  Tax-Efficient Balanced/1/         Municipal Portion
                                     .Declared daily, paid on the last business
                                      day of  March, June, September, and
                                      December.

                                    Equity Portion
                                     .Declared annually, if any, usually in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 ---------------------------------------------------------------------------------------

 /1/Mutual fund dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund's income consists of dividends paid by U.S. corporations.


   Fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.


 Capital gain payments

   If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

T. ROWE PRICE                                 14


   Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.


   o A capital gain or loss is the difference between the purchase and sale price of a security.

   Tax Information

   o You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another.

  . A fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

   In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions
   In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you for the year in which they were paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.

   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares.


   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging
   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.


   o Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.


   o The preceding tax information summary does not apply to retirement accounts, such as IRAs, which are not subject to current tax.

T. ROWE PRICE                                 16


 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------

   o Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment
   If you pay with a check or ACH transfer that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars; type of check
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your bond or money market account, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

   Telephone, Tele*Access/(R)/, and online account access
   Exchange and redemption services through telephone, Tele*Access, and online account access are authorized when you sign the New Account Form unless you check the boxes that state you do not want them. Personal computer transactions must be authorized separately. T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. All telephone conversations are recorded.

   Redemptions over $250,000
   Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than

   $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   o T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted an excessive trading policy. If you violate this policy, you may be barred indefinitely and without further notice from further purchases of T. Rowe Price funds.

  . Trades placed directly with T. Rowe Price  If you trade directly with T.
   Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trade activity involves market timing, you are in violation of our excessive trading policy.

   Two types of transactions are exempt from this policy: 1) trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).

  . Trades placed through intermediaries If you purchase fund shares through an intermediary including a broker, bank, investment adviser, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you are in violation of our excessive trading policy. Systematic purchases and redemptions are exempt from this policy.


 Keeping Your Account Open

   Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.


 Account Maintenance and Small Account Fees


  Small Account Fee (all funds except Index Funds)

   Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds' transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum. The valuation of accounts and the deduction are expected to

T. ROWE PRICE                                 18

   take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts, but a separate custodial fee may apply to such accounts.


  Account Maintenance Fee (Index Funds only)

   The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 due to market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC/(R)/Networking.


 Signature Guarantees


   o A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  . Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds.

  . Remitting redemption proceeds to any person, address, or bank account not on record.

  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

  . Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUNDS
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How are the funds organized?

   T. Rowe Price Spectrum Fund, Inc. (Spectrum Fund) was incorporated in Maryland in 1987. Currently, Spectrum Fund consists of three series, the Spectrum Income Fund, the Spectrum Growth Fund, and the Spectrum International Fund (collectively referred to as "the funds"), each of which represents a separate class of shares and has different objectives and investment policies. The Spectrum Income and Spectrum Growth Funds were established in 1990, and the Spectrum International Fund was established in 1996.


   o Shareholders benefit from T. Rowe Price's 64 years of investment management experience.



 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in a fund's income and capital gain distributions.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

T. ROWE PRICE                                 20

 Who runs the funds?

   General Oversight

   Spectrum Fund is governed by a Board of Directors that meets regularly to review the funds' investments, performance, expenses, and other business affairs. The Board elects the officers of Spectrum Fund. The policy of Spectrum Fund is that a majority of the Board members are independent of T. Rowe Price and T. Rowe Price International. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order ("Order") issued by the Securities and Exchange Commission in connection with the operation of the funds. The directors and the officers of Spectrum Fund and T. Rowe Price and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Spectrum funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Spectrum fund and the underlying funds. The directors of Spectrum Fund believe they have structured each of the Spectrum funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Spectrum funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

   Portfolio Management: Spectrum Income and Spectrum Growth Funds

   Spectrum Income and Spectrum Growth Funds have an Investment Advisory Committee with the following members: Edmund M. Notzon, Chairman, Stephen W. Boesel, John H. Laporte, William T. Reynolds, Brian C. Rogers, and M. David Testa. The committee chairman has day-to-day responsibility for managing the Spectrum Income and Spectrum Growth Funds and works with the committee in developing and executing these funds' investment programs. Mr. Notzon has been chairman of the committee since 1998. He has been managing investments since joining T. Rowe Price in 1989.

   Portfolio Management: Spectrum International Fund
   Spectrum International has an Investment Advisory Committee with the following members: John R. Ford, Chairman, M. David Testa, Martin G. Wade, and David J. L. Warren. The committee chairman has day-to-day responsibility for managing this fund and works with the committee in developing and executing the fund's investment program. Mr. Ford has been chairman of the committee since 1996. He joined T. Rowe Price International in 1982 and has been a portfolio manager since 1984.

   Management of the Underlying Funds

   T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to all of the underlying international funds. Each manager is responsible for selection and management of the underlying funds' portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

   T. Rowe Price International is responsible for the selection and management of each fund's portfolio investments. The company, a wholly owned subsidiary of T. Rowe Price Associates, is the successor to Rowe Price-Fleming International ("Price-Fleming"), a joint venture established in 1979 between
   T. Rowe Price Associates and Robert Fleming Holdings ("Flemings"). In 2000,
   T. Rowe Price became the sole owner of Price-Fleming and renamed the company
   T. Rowe Price International. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.



 How are fund expenses determined?


   Each of the Spectrum funds will operate at a zero expense ratio. However, each fund will incur its pro-rata share of the fees and expenses of the underlying funds in which they invest. The payment of each Spectrum fund's operational expenses is subject to a Special Servicing Agreement (described below) as well as certain undertakings made by T. Rowe Price and T. Rowe Price International under their respective Investment Management Agreements with each of the Spectrum funds. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors' fees and expenses.



   o Here is some information regarding the Special Servicing Agreements.

   The Special Servicing Agreements provide that each underlying fund in which one of the Spectrum funds invests will bear a proportionate share of the expenses of that Spectrum fund if, and to the extent that, the underlying fund's savings from the operation of the Spectrum fund exceed these expenses.

   Savings to the underlying funds are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying funds generated by the operation of the Spectrum funds are expected to be sufficient to offset most, if not all, of the expenses incurred by the Spectrum funds.

T. ROWE PRICE                                 22


   Under the Investment Management Agreements with the Spectrum funds, and the Special Servicing Agreements, T. Rowe Price has agreed to bear any expenses of the Spectrum Growth and Spectrum Income Funds and T. Rowe Price International has agreed to bear any expenses of the Spectrum International Fund which exceed the estimated savings to each of the underlying funds. Thus, the Spectrum funds will operate at a zero expense ratio. Of course, shareholders of the Spectrum funds will still indirectly bear their fair and proportionate share of the cost of operating the underlying funds owned by each of the Spectrum funds.


   The Management Fee

   T. Rowe Price is the investment manager for the Spectrum Income Fund and the Spectrum Growth Fund, and T. Rowe Price International is investment manager for the Spectrum International Fund. Neither will be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds' Statements of Additional Information for specific fees.

   T. Rowe Price will determine how Spectrum Income Fund's and Spectrum Growth Fund's assets are invested and T. Rowe Price International will determine how the Spectrum International Fund's assets will be invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Spectrum Fund. The Directors for Spectrum Fund will periodically monitor the allocations and the basis upon which such allocations were made or maintained.




 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us; in our education and informational materials; in T. Rowe Price advertisements; and in the media.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.


 Yield (Spectrum Income Fund)

   The current or "dividend" yield on a fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

   The advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the per share price on the last day of the base period. The SEC yield-also called the standardized yield-may differ from the dividend yield.



 SPECIAL RISKS AND CONSIDERATIONS
 ----------------------------------------------------------
   Prospective investors should consider the following factors:

  . The investments of each of the Spectrum funds are concentrated in the underlying funds, so each Spectrum fund's investment performance is directly related to the investment performance of these underlying funds.

  . As an operating policy, the Spectrum Income and Spectrum Growth Funds will not redeem more than 1% of any underlying fund's assets during any period of less than 15 days, except when necessary to meet the Spectrum fund's shareholder redemption requests. As a result, these Spectrum funds may not be able to reallocate assets among the underlying funds as efficiently and rapidly as would be

T. ROWE PRICE                                 24

   the case in the absence of this constraint. This limitation does not apply to Spectrum International Fund.


   o Further information on these investment policies and practices can be found under Investment Policies of the Underlying Funds and in the Statement of Additional Information, as well as in the prospectuses of each of the underlying funds.

  . For Spectrum International Fund, each underlying fund's portfolio securities usually are valued on the basis of the most recent closing market prices at 4 p.m. ET when each fund calculates its NAV. Most of the securities in which the underlying funds invest, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in the funds' NAVs. However, if a fund determines that such developments are so significant that they will clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect fair value or use the next available opening market prices to value its portfolio securities.



 DESCRIPTION OF UNDERLYING FUNDS
 ----------------------------------------------------------
   Table 4 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described under Special Risks and Considerations, in the Statement of Additional Information, and in the prospectuses for each of the underlying funds.


   o For more information about an underlying fund, call:  1-800-638-5660

   The major characteristics of the underlying T. Rowe Price funds are as follows:

 Table 5  Description of Underlying Funds

  Fixed Income Funds      Objective/Program


 Summit Cash Reserves     Preservation of capital and liquidity and, consistent with these, the highest possible current income.

                          Invests
                          in high-quality, U.S. dollar-denominated
                          money market securities of U.S. and foreign issuers
                          .
                          Managed to provide
                          stable share price of $1.00.
                          ---------------------------------------------------------------------------------
 Short-Term Bond          High
                          level of
                          i
                          ncome
                          consistent with minimal fluctuation in principal value
                          and liquidity.

                          Normally invests at least 65%
                          of
                          total
                           assets in short-term
                          bonds, primarily short- and intermediate-term
                          investment-grade
                           corporate,
                          government, and mortgage
                          -backed
                           securities. Securities purchased will be
                          rated within the four highest credit categories.The fund's average effective
                          maturity will not exceed three years.
                          ---------------------------------------------------------------------------------
 GNMA                     High
                          current
                           income consistent with maximum credit protection and
                          moderate share price fluctuation

                          by

                          i
                          nvest
                          ing
                           exclusively in securities
                          backed by the full faith and credit of the U.S. government and instruments linked to
                           these securities (this guarantee does not apply to the fund's share price, which will fluctuate)
                          .
                          ---------------------------------------------------------------------------------
 New Income               High
                          est level of
                           income
                          consistent with preservation of capital over time by
                          investing primarily in marketable debt securities
                          . Invests at least 80% of
                          total assets in
                          income-producing securities
                          ,
                          including
                           U.S. government
                           and
                          agency obligations, mortgage-
                          and asset-
                          backed securities,
                          corporate
                          bonds, foreign securities, collateralized mortgage obligations (CMOs), and others, including, on occasion, equity
                          securities.
                          Weighted

                          a
                          verage maturity
                          expected to be between 4 and 15 years.
                          ---------------------------------------------------------------------------------
 U.S. Treasury Long-Term  H
                          i
                          gh
                          est
                           level of income
                          consistent with maximum credit protection. Invests
                          at least 85% of its total assets in

                          U.S. Treasur
                          y securities, which are backed
                          by the full faith and credit of the federal government
                          , and other investments
                          involving these securities
                          .
                          ---------------------------------------------------------------------------------
 High Yield               High
                          current
                           income and
                          , secondarily,
                           capital appreciation
                          .

                          Invests at least
                          80% of total assets in diversified portfolio of

                          "junk"
                           bonds
                          , income-
                          producing convertible securities, and preferred stocks
                          .
                          Dollar-weighted

                          a
                          verage maturity expected to be in the 8- to 12-year range.
 ---------------------------------------------------------------------------------------------------------------
 Equity Funds             Objective/Program

 Equity Income            Substantial dividend income and capital appreciation through investments primarily in the common stocks of established companies paying above-
                          average

                          dividends.
                          ---------------------------------------------------------------------------------
 Growth & Income          Capital appreciation and reasonable dividend income through investments in growth stocks. Invests principally in large-cap U.S.-based companies.
                          ---------------------------------------------------------------------------------
 Growth Stock             Capital appreciation and increasing
                          dividend
                           income through investments in
                          growth stocks. Invests principally in large-cap U.S.-based companies.
                          ---------------------------------------------------------------------------------
 New Era                  Capital appreciation
                          primarily
                           through investments in
                          U.S. and foreign

                          natural resource stocks whose earnings are expected to grow faster than inflation.
                          ---------------------------------------------------------------------------------
 Blue Chip Growth         Capital appreciation through investments in the common stocks of large and medium-sized blue chip companies with potential for above-average earnings growth.
                          Current income is a secondary objective.
                          ---------------------------------------------------------------------------------
 Mid-Cap Value            Capital appreciation through investments in mid
                          -
                          size companies whose
                          stocks appear undervalued.
                          ---------------------------------------------------------------------------------
 New Horizons             Aggressive capital appreciation through investments in small-company stocks. Invests primarily in emerging growth companies, early in their corporate life cycles.
                          ---------------------------------------------------------------------------------
 International Funds      Objective/Program

 International Bond       High income and capital appreciation through investments primarily in high-
                          quality foreign bonds. May invest up to 20% of assets in below-investment-
                          grade
                          ,
                           high-risk bonds, including bonds in default or those with the lowest rating. The fund has no maturity restrictions on the overall portfolio or on individual securities, but expects to maintain an intermediate to long weighted average maturity.
                          The fund is normally heavily exposed to
                          fluctuations in foreign currencies.
                          ---------------------------------------------------------------------------------
 International Stock      Capital appreciation through investments
                          primarily
                           in stocks of established
                          foreign
                          companies.
                          ---------------------------------------------------------------------------------
 International Discovery  Capital appreciation through investments in small and medium-sized non-
                          U.S. companies.
                          ---------------------------------------------------------------------------------
 European Stock           Capital appreciation through investments primarily in companies located
                           in
                          Europe.
                          ---------------------------------------------------------------------------------
 Japan                    Capital appreciation through investments in companies operating in Japan.

                          ---------------------------------------------------------------------------------
 New Asia                 Capital appreciation through investments in companies operating in Asia, excluding Japan.
                          ---------------------------------------------------------------------------------
 Emerging Markets Stock   Capital appreciation through investments in companies in emerging markets.
                          ---------------------------------------------------------------------------------
 Latin America            Capital appreciation through investments primarily in companies located in
                          Latin America.
                          ---------------------------------------------------------------------------------
 Emerging Europe &        Capital appreciation through investments primarily in companies
 Mediterranean            in the
                          e
                          mer
                          ging countries of
                          Europe
                          a
                          nd
                           the Mediterranean.
                          ---------------------------------------------------------------------------------
 Emerging Markets Bond    High current income and capital appreciation through investments primarily in high-yielding and high-risk government and corporate debt securities of less-
                          developed countries.
 ---------------------------------------------------------------------------------------------------------------

T. ROWE PRICE                                 26

 INVESTMENT POLICIES OF THE SPECTRUM FUNDS
 ----------------------------------------------------------
   Each of the Spectrum fund's investment policies and practices are subject to further restrictions and risks which are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

   Reserve Position
   While the Spectrum Income Fund will remain primarily invested in bonds, the Spectrum Growth Fund in stocks, and the Spectrum International Fund in international stocks, each fund can hold a certain portion of its assets in U.S. and foreign dollar-denominated money market securities, including repurchase agreements in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, a fund may invest without limitation in such securities. Each fund may invest its cash reserves in the Summit Cash Reserves Fund. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

   Diversification

   Each of the Spectrum funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies (with the exception of the T. Rowe Price International Bond Fund, Emerging Europe and Mediterranean Fund, Emerging Markets Bond Fund, and Latin America Fund). Each Spectrum fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.


   Fundamental investment policies As a matter of fundamental policy, each Spectrum fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 30% of each fund's total assets valued at market; (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 30% of each fund's total assets valued at market. The funds may borrow money from other T. Rowe Price funds.

   Operating policies Each Spectrum fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

T. ROWE PRICE                                 28

   Other Investment Restrictions
   As a matter of operating policy, each Spectrum fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund's total assets; (ii) invest more than 10% of its net assets in illiquid securities; or (iii) redeem securities from any underlying fund at a rate in excess of 1% of the underlying fund's assets in any period of less than 15 days, except where necessary to meet shareholder redemption requests. This last limitation does not apply to Spectrum International Fund.

   Portfolio Turnover

   Each Spectrum fund's portfolio turnover is expected to be low. The Spectrum funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund's shares; and (ii) maintain or modify the allocation of each fund's assets among the underlying funds within the percentage limits described earlier. A high turnover rate may increase transaction costs, result in additional capital gain distributions, and reduce the funds' performance. The funds' portfolio turnover rates are shown in the Financial Highlights tables.




 INVESTMENT POLICIES AND PRACTICES OF UNDERLYING FUNDS
 ----------------------------------------------------------
   In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment practices. Further information about the underlying funds is contained in their prospectuses and Statement of Additional Information. Because each Spectrum fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------

   Table 6, which provides information about each Spectrum fund's financial history, is based on a single share outstanding throughout the periods shown. Each fund's section of the table is part of the fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the funds' independent accountants, PricewaterhouseCoopers LLP.

 Table 6  Financial Highlights
                                      Year ended December 31
  Spectrum Income Fund       1996     1997     1998     1999     2000
 ------------------------------------------------------------------------------

  Net asset value,
  beginning
  of period                 $11.24   $11.20   $11.66   $11.50   $10.71
  Income From Investment Activities
  Net investment income       0.71     0.71     0.72     0.67     0.62
                            ----------------------------------------------
  Net gains or losses on
  securities (both            0.11     0.61     0.02    (0.64)    0.14
  realized and unrealized)
                            ----------------------------------------------
  Total from investment
  operations                  0.82     1.32     0.74     0.03     0.76
  Less Distributions
  Dividends (from net        (0.71)   (0.71)   (0.72)   (0.69)   (0.70)
  investment income)
                            ----------------------------------------------
  Distributions (from        (0.15)   (0.15)   (0.18)   (0.13)      --
  capital gains)
                            ----------------------------------------------
  Returns of capital            --       --       --       --       --
                            ----------------------------------------------
  Total distributions        (0.86)   (0.86)   (0.90)   (0.82)   (0.70)
                            ----------------------------------------------
  Net asset value, end of   $11.20   $11.66   $11.50   $10.71   $10.77
  period
                            ----------------------------------------------
  Total return                7.64%   12.18%    6.57%    0.26%    7.40%
  Ratios/Supplemental Data
  Net assets, end of
  period                    $1,356   $2,022   $2,574   $2,548   $2,471
  (in millions)
                            ----------------------------------------------
  Ratio of expenses to        0.00%    0.00%    0.00%    0.00%    0.00%/a/
  average net assets
                            ----------------------------------------------
  Ratio of net income to      6.46%    6.21%    6.22%    5.95%    6.03%
  average net assets
                            ----------------------------------------------
  Portfolio turnover rate     17.6%    14.1%    12.8%    18.6%    19.3%
 ------------------------------------------------------------------------------





 /a /The annualized weighted average expense ratio of the underlying funds was 0.77% for the year ended December 31, 2000.

T. ROWE PRICE                                 30


 Table 6  Financial Highlights (continued)
                                      Year ended December 31
  Spectrum Growth Fund       1996     1997     1998     1999     2000
 ------------------------------------------------------------------------------

  Net asset value,
  beginning
  of period                 $13.49   $15.13   $15.93   $16.45   $17.71
  Income From Investment Operations
  Net investment income       0.20     0.20     0.19     0.15     0.13
                            ----------------------------------------------
  Net gains or losses on
  securities (both            2.57     2.40     1.88     3.19    (0.15)
  realized and unrealized)
                            ----------------------------------------------
  Total from investment
  operations                  2.77     2.60     2.07     3.34    (0.02)
  Less Distributions
  Dividends (from net        (0.20)   (0.20)   (0.18)   (0.17)   (0.12)
  investment income)
                            ----------------------------------------------
  Distributions (from        (0.93)   (1.60)   (1.37)   (1.91)   (1.85)
  capital gains)
                            ----------------------------------------------
  Returns of capital            --       --       --       --       --
                            ----------------------------------------------
  Total distributions        (1.13)   (1.80)   (1.55)   (2.08)   (1.97)
                            ----------------------------------------------
  Net asset value, end of   $15.13   $15.93   $16.45   $17.71   $15.72
  period
                            ----------------------------------------------
  Total return               20.53%   17.40%   13.62%   21.20%   (0.11)%
  Ratios/Supplemental Data
  Net assets, end of
  period                    $2,104   $2,605   $2,768   $3,031   $2,889
  (in millions)
                            ----------------------------------------------
  Ratio of expenses to        0.00%    0.00%    0.00%    0.00%    0.00%/a/
  average net assets
                            ----------------------------------------------
  Ratio of net income to      1.58%    1.26%    1.09%    0.85%    0.70%
  average net assets
                            ----------------------------------------------
  Portfolio turnover rate      2.9%    20.4%    17.9%    20.3%    11.6%
 ------------------------------------------------------------------------------

 /a/The annualized weighted average expense ratio of the underlying funds was 0.83% for the year ended December 31, 2000.

 Table 6  Financial Highlights (continued)
                                         Year ended December 31
  Spectrum International          1997      1998      1999      2000
  Fund
 ------------------------------------------------------------------------------

  Net asset value,
  beginning
  of period                      $ 10.00   $  9.74   $ 10.56   $ 13.53
  Income From Investment Operations
  Net investment income             0.15      0.21      0.12      0.12
                                 -----------------------------------------
  Net gains or losses on
  securities (both                 0.09/a/    0.97      3.95     (2.10)
  realized and unrealized)
                                 -----------------------------------------
  Total from investment
  operations                        0.24      1.18      4.07     (1.98)
  Less Distributions
  Dividends (from net              (0.15)    (0.21)    (0.13)    (0.12)
  investment income)
                                 -----------------------------------------
  Distributions (from              (0.35)    (0.15)    (0.97)    (1.35)
  capital gains)
                                 -----------------------------------------
  Returns of capital                  --        --        --        --
                                 -----------------------------------------
  Total distributions              (0.50)    (0.36)    (1.10)    (1.47)
                                 -----------------------------------------
  Net asset value, end of        $  9.74   $ 10.56   $ 13.53   $ 10.08
  period
                                 -----------------------------------------
  Total return                      2.42%    12.28%    39.49%   (14.71)%
  Ratios/Supplemental Data
  Net assets, end of
  period                         $51,050   $54,752   $82,846   $81,843
  (in thousands)
                                 -----------------------------------------
  Ratio of expenses to              0.00%     0.00%     0.00%     0.00%/b/
  average net assets
                                 -----------------------------------------
  Ratio of net income to            2.23%     1.94%     1.14%     0.94%
  average net assets
                                 -----------------------------------------
  Portfolio turnover rate           20.0%     31.7%     20.1%     42.5%
 ------------------------------------------------------------------------------


 /a/The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

 /b/The annualized weighted average expense ratio of the underlying funds was 0.98% for the year ended December 31, 2000.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
                                                       Tax Identification Number

We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed, at the fund's current NAV when the shares are redeemed.


Always verify your transactions by carefully reviewing the confirmation we send you. Please report any discrepancies to Shareholder Services promptly.

    Employer-Sponsored Retirement Plans and Institutional Accounts T. Rowe Price
                                                    Trust Company 1-800-492-7670
Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.


We do not accept third-party checks, except for IRA Rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.




 OPENING A NEW ACCOUNT
 ----------------------------------------------------------

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)


                                                            Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

                                                                         By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address in the next paragraph.


via U.S. Postal Service
T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD 21297-1300


via private carriers/overnight services

T. Rowe Price Account Services Mailcode 17300 4515 Painters Mill Road Owings Mills, MD 21117-4903

                                                                         By Wire
Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh) Receiving Bank ABA#:  043000096
Beneficiary: T. Rowe Price [fund name] Beneficiary Account: 1004397951 Originator to Beneficiary Information (OBI): name of owner(s) and account number


Complete a New Account Form and mail it to one of the appropriate addresses listed previously.


Note: No services will be established and IRS penalty withholding may occur until we receive a signed New Account Form. Also, retirement plan accounts and IRAs cannot be opened by wire.

                                                                     By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.


                                                                       In Person
Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

T. ROWE PRICE                                 34

 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------

$100 minimum purchase ($1,000 minimum purchase for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/ UTMA) accounts ($100 minimum for Summit Funds)


                                                                 By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.


                                                                         By Wire
Call Shareholder Services or use the wire address listed in Opening a New
Account.

                                                                         By Mail
 1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

 2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

 3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD 21297-1300


/(For //mail via private carriers and overnight services//, see previous / /section.)/

                                                      By Automatic Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
                                                                Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

                                                                     Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers-By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.


Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.


For redemptions by check or electronic transfer, please see Information About Your Services.


                                                                        By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements - Excessive Trading.

                                                                         By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements - Signature Guarantees). Please use the appropriate address below:

For nonretirement and IRA accounts:
via U.S. Postal Service
T. Rowe Price Account Services P.O. Box 17302 Baltimore, MD 21297-1302

T. ROWE PRICE                                 36

via private carriers/overnight services
T. Rowe Price Account Services Mailcode 17302 4515 Painters Mill Road Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:
via U.S. Postal Service
T. Rowe Price Trust Company P.O. Box 17479 Baltimore, MD 21297-1479

via private carriers/overnight services
T. Rowe Price Trust Company Mailcode 17479 4515 Painters Mill Road Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts must be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.



 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------
T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; and (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.


In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund's management.




 INFORMATION ABOUT YOUR SERVICES
 ----------------------------------------------------------
            Shareholder Services 1-800-225-5132 Investor Services 1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust or power of attorney to establish services and to redeem by mail. For more information, call Investor Services.


                                                                Retirement Plans
We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load

T. ROWE PRICE                                 38

variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 1-800-492-7670.

                  Automated Services Tele*Access 1-800-638-2587 24 hours, 7 days Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) initiate purchase, redemption, and exchange transactions in your accounts (see Electronic Transfers in this section).


                                                  Web Address www.troweprice.com

Online Account Access
You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online/(R)/, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.


                                                Plan Account Line 1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.


                                                  Telephone and Walk-In Services
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

                                                            Electronic Transfers
By ACH

With no charges to pay, you can initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.


By Wire
Electronic transfers can be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

                                                                    Checkwriting

(Not available for equity funds, or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund, and most bond funds, with a minimum of

$500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

                                                             Automatic Investing

$50 minimum ($100 minimum for Summit Funds) You can invest automatically in several different ways, including:


Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.


Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 T. ROWE PRICE BROKERAGE
 ----------------------------------------------------------
              To Open an Account 1-800-638-5660 For Existing Brokerage Customers
                                                                  1-800-225-7720

Investments available through our brokerage service include stocks, options, bonds, and others at commission savings over full-service brokers/*/. We also provide a wide range of services, including:


Automated Telephone and Computer Services

You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. Any trades entered through Tele-Trader save you an additional 10% on commissions. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage save you 10% over our standard commission schedule. All trades are subject to a $35 minimum commission except stock trades placed through Account Access-Brokerage.

T. ROWE PRICE                                 40

Investor Information

A variety of informative reports, such as our Brokerage Insights series and S&P Market Month newsletter, as well as access to online research tools can help you better evaluate economic trends and investment opportunities.


Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or on Nasdaq are eligible for this service.


/*Services //v//ary //b//y //f//irm./

/T. Rowe Price// Brokerage is a division of //T. Rowe Price// Investment / /Services, Inc., Member NASD/SIPC./



 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help shareholders monitor their investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at www.troweprice.com.

Shareholder Reports

Fund managers' review of their strategies and performance. If several members of a household own the same fund, only one fund report is mailed to that address. To receive additional copies, please call Shareholder Services or write to us at P.O. Box 17630, Baltimore, Maryland 21297-1630.


The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.


Insights
Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Personal Strategy Planner, Retirees Financial Guide, Retirement Planning Kit, and Tax Considerations for Investors.

 NOT PART OF THE PROSPECTUS


 T. Rowe Price Privacy Policy

 In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

 You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

 We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with whom we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

 We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

 This Privacy Policy applies to the following T. Rowe Price family of companies:
 T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
Walk-in
Investor Centers
For directions, call 1-800-225-5132 or visit our Web site

Baltimore Area
Downtown
 105 East Lombard Street

Owings Mills
 Three Financial Center 4515 Painters Mill Road

Boston Area
 386 Washington Street Wellesley

Colorado Springs
 2260 Briargate Parkway

Los Angeles Area
 Warner Center 21800 Oxnard Street Suite 270 Woodland Hills

New York Area
 51 John F. Kennedy Parkway 1st Floor West Short Hills

San Francisco Area
 1990 N. California Blvd. Suite 100 Walnut Creek

Tampa
 4200 West Cypress Street 10th Floor

Washington, D.C.
 900 17th Street, N.W. Farragut Square
 For Mutual Fund or T. Rowe Price Brokerage Information
 Investor Services
 1-800-638-5660 TDD
 1-800-367-0763

For Existing Accounts
 Shareholder Services
 1-800-225-5132

For Performance, Prices, Account Information, or to Conduct Transactions
 Tele*Access/(R)/
 24 hours, 7 days 1-800-638-2587

Internet Address
 www.troweprice.com


T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202
                                                                  C08-040 5/1/01
1940 Act File No. 811-4998

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(i) Amended Articles of Incorporation of Registrant, dated July 24, 1987, as amended October 16, 1987 (electronically filed with Amendment No. 11 dated April 14, 1994)

(a)(ii) Articles of Amendment of Registrant, dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)

(a)(iii) Articles Supplementary of Registrant, dated July 7, 1993
         (electronically filed with Amendment No. 11 dated April 14, 1994)

(a)(iv)  Articles Supplementary of Registrant, dated November     12, 1996
         (electronically filed with Amendment No. 14 dated November 15, 1996)

(b) By-Laws of Registrant, as amended July 21, 1999 (electronically filed with Amendment No. 15 dated April 28, 2000)

(c)      Specimen Stock Certificate (filed with Amendment No. 5)

(d)(i) Investment Management Agreement between the Registrant on behalf of the Spectrum Income Fund and T. Rowe Price Associates, Inc., dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)

(d)(ii) Investment Management Agreement between the Registrant on behalf of the Spectrum Growth Fund and T. Rowe Price Associates, Inc., dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)

(d)(iii) Investment Management Agreement between the Registrant on behalf of the Spectrum International Fund and Rowe Price-Fleming International, Inc., dated November 12, 1996 (electronically filed with Amendment No. 14 dated November 15, 1996)


(e) Underwriting Agreement between the Registrant and T. Rowe Price Investment Services, Inc., dated June 12, 1990 (electronically filed with Amendment No. 11 dated April 14, 1994)



(f)      Inapplicable

(g)      Custody Agreements



(g)(i) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, and February 7, 2001



(h)      Other Agreements



(h)(i) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2001, as amended February 7, 2001



(h)(ii) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2001, as amended February 7, 2001



(h)(iii) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 2001



(h)(v) Special Servicing Agreement between T. Rowe Price Funds, T. Rowe Price Services, Inc. and Registrant, dated June 12, 1990 (filed with Amendment No. 11), as amended August 18, 1997



(h)(vi) Special Servicing Agreement between T. Rowe Price Funds, Rowe Price-Fleming International, Inc., T. Rowe Price Associates, Inc. and Registrant, dated November 12, 1996 (electronically filed with Amendment No. 14 dated November 15, 1996), as amended August 18, 1997



(h)(vii) Special Servicing Agreement between T. Rowe Price Funds, T. Rowe Price Services, Inc., and Registrant, dated January 1, 1998 (electronically filed with Amendment No. 17, dated April 30, 1998)



(h)(viii) Special Servicing Agreement between T. Rowe Price Funds, Rowe Price-Fleming International, Inc., T. Rowe Price Associates, Inc., and Registrant, dated January 1, 1998 (electronically filed with Amendment No. 17, dated April 30, 1998)



(i)      Legal Opinion



(j)      Other Opinions



(j)(i)   Consent of Independent Accountants



(j)(ii)  Power of Attorney

(j)(iv)  Certificate of Vice President pursuant to Rule 306 of Regulation S-T.


(k)      Inapplicable


(l)      Inapplicable



(m)      Inapplicable



(n)      Inapplicable



(p)(i)   Code of Ethics, dated March 1, 2000



(p) (ii) Code of Ethics, dated August, 2000

                              CUSTODIAN AGREEMENT


     THIS AGREEMENT is made as of January 28, 1998 by and between each entity set forth on Appendix A hereto (as such Appendix A may be amended from time to time) which executes a copy of this Agreement (each referred to herein as the "FUND"), and State Street Bank and Trust Company, a Massachusetts trust company with its principal place of business at 225 Franklin Street, Boston, Massachusetts 02110 (the "CUSTODIAN").

                                  WITNESSETH:

     WHEREAS, each Fund desires to retain the Custodian to act as custodian of certain of the assets of the Fund, and the Custodian is willing to provide such services to each Fund, upon the terms and conditions hereinafter set forth; and

     WHEREAS, except as otherwise set forth herein, this Agreement is intended to supersede that certain custodian contract among the parties hereto dated September 28, 1987, as amended; and

     WHEREAS, the Funds have retained CHASE MANHATTAN BANK, N.A. to act as the Funds' custodian with respect to the assets of each such Fund to be held outside of the United States of America (except as otherwise set forth in this Agreement) pursuant to a written custodian agreement (the "FOREIGN CUSTODIAN AGREEMENT"),

     NOW, THEREFORE, in consideration of the mutual covenants and agreements hereinafter contained, each of the parties hereto agrees as follows:

SECTION 1.  EMPLOYMENT OF CUSTODIAN AND PROPERTY TO BE HELD BY IT.

     Each Fund hereby employs the Custodian as the custodian of certain of its assets, including those securities it desires to be held within the United States of America ("DOMESTIC SECURITIES") and those securities it desires to be held outside the United States of America (the "UNITED STATES") which are (i) not held on the Funds' behalf by CHASE MANHATTAN BANK, N.A. pursuant to the Foreign Custodian Agreement and (ii) described with greater particularity in
Section 3 hereof (such securities shall be referred to herein as "FOREIGN SECURITIES"). Each Fund agrees to deliver to the Custodian all domestic securities, foreign securities and cash owned by it from time to time, and all payments of income, payments of principal or capital distributions received by it with respect to securities held by it hereunder, and the cash consideration received by it for such new or treasury shares of capital stock of each Fund as may be issued or sold from time to time ("SHARES"). The Custodian shall not be responsible for any property of any Fund held or received by such Fund (i) not delivered to the Custodian, or (ii) held in the custody of CHASE MANHATTAN BANK N.A.

     The Custodian is authorized to employ one or more sub-custodians located within the United States, provided that the Custodian shall have obtained the written acknowledgment of the Fund with respect to such employment. The Custodian is authorized to employ sub-custodians located outside the United States as noted on Schedule A attached hereto (as such Schedule A may be amended from time to time). The Custodian shall have no more or less responsibility or liability to any Fund on account of any actions or omissions of any sub-custodian so employed than any such sub-custodian has to the Custodian and shall not release any sub-custodian from any responsibility or liability unless so agreed in writing by the Custodian and the applicable Fund. With the exception of State Street Bank and Trust Company (London branch), the Custodian shall not be liable for losses arising from the bankruptcy, insolvency or receivership of any sub-custodian located outside the United States.

SECTION 2. DUTIES OF THE CUSTODIAN WITH RESPECT TO PROPERTY OF THE FUNDS HELD BY THE CUSTODIAN IN THE UNITED STATES.

     SECTION 2.1
HOLDING SECURITIES. The Custodian shall hold and physically segregate for the account of each Fund all non-cash property to be held by it in the United States, including all domestic securities owned by the Fund other than (a) securities which are maintained pursuant to Section 2.9 in a clearing agency which acts as a securities depository or in a book-entry system authorized by the United States Department of the Treasury and certain federal agencies (each, a "U.S. SECURITIES SYSTEM") and (b) commercial paper of an issuer for which the Custodian acts as issuing and paying agent ("DIRECT PAPER") which is deposited and/or maintained in the Direct Paper system of the Custodian (the "DIRECT PAPER SYSTEM") pursuant to Section 2.10.

     SECTION 2.2
DELIVERY OF INVESTMENTS. The Custodian shall release and deliver domestic investments owned by a Fund held by the Custodian or in a U.S. Securities System account of the Custodian or in the Custodian's Direct Paper System account ("DIRECT PAPER SYSTEM ACCOUNT") only upon receipt of Proper Instructions, which may be continuing instructions when agreed to by the parties, and only in the following cases:

     1)Upon sale of such investments for the account of the Fund and receipt of payment therefor;

     2)Upon the receipt of payment in connection with any repurchase agreement related to such investments entered into by the Fund;

     3)
            In the case of a sale effected through a U.S. Securities System, in accordance with the provisions of Section 2.9 hereof;

     4)
            To the depository agent in connection with tender or other similar offers for portfolio investments of the Fund;

     5)
            To the issuer thereof or its agent when such investments are called, redeemed, retired or otherwise become payable; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

     6)
            To the issuer thereof, or its agent, for transfer into the name of the Fund or into the name of any nominee or nominees of the Custodian or into the name or nominee name of any agent appointed pursuant to Section 2.8 or into the name or nominee name of any sub-custodian appointed pursuant to Section 1; or for exchange for a different number of bonds, certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new securities are to be delivered to the Custodian;

     7)
            Upon the sale of such investments for the account of the Fund, to the broker or its clearing agent, against a receipt, for examination in accordance with usual "street delivery" custom; provided that in any such case the Custodian shall have no responsibility or liability for any loss arising from the delivery of such investments prior to receiving payment for such investments except as may arise from the Custodian's own negligence or willful misconduct;

     8)For exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the investments of the issuer of such investments, or pursuant to provisions for conversion contained in such investments, or pursuant to any deposit agreement; provided that, in any such case, the new investments and cash, if any, are to be delivered to the Custodian;

     9)In the case of warrants, rights or similar investments, the surrender thereof in the exercise of such warrants, rights or similar investments or the surrender of interim receipts or temporary investments for definitive investments; provided that, in any such case, the new investments and cash, if any, are to be delivered to the Custodian or against a receipt;

     10)
            For delivery in connection with any loans of investments made on behalf of the Fund, but only against receipt of adequate collateral as agreed upon from time to time by the Fund or its duly-appointed agent (which may be in the form of cash or obligations issued by the United States government, its agencies or instrumentalities, or such other property as the Fund may agree), except that in connection with any loans for which collateral is to be credited to the Custodian's account in the book-entry system authorized by the U.S. Department of the Treasury, the Custodian will not be held liable or responsible for the delivery of investments owned by the Fund prior to the receipt of such collateral in the absence of the Custodian's negligence or willful misconduct;

     11)
            For delivery as security in connection with any borrowing by the Fund requiring a pledge of assets by the Fund, but only against receipt of amounts borrowed, except where additional collateral is required to secure a borrowing already made, subject to Proper Instructions, further securities may be released and delivered for that purpose;

     12)
            For delivery in accordance with the provisions of any agreement among the Fund, the Custodian and a broker-dealer registered under the Securities Exchange Act of 1934 (the "EXCHANGE ACT") and a member of The National Association of Securities Dealers, Inc. ("NASD"),
            relating to compliance with the rules of The Options Clearing Corporation, the rules of any registered national securities exchange or of any similar organization or organizations, or under the Investment Company Act of 1940, as amended from time to time (the "1940 ACT"), regarding escrow or other arrangements in connection with transactions by the Fund;

     13)
            For delivery in accordance with the provisions of any agreement among the Fund, the Custodian, and a Futures Commission Merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any Contract Market, or any similar organization or organizations, or under the 1940 Act, regarding account deposits in connection with transactions by the Fund;

     14)
            Upon receipt of instructions from the transfer agent for the Fund (the "TRANSFER AGENT"), for delivery to such Transfer Agent or to the holders of shares in connection with distributions in kind, as may be described from time to time in the Fund's currently effective prospectus, statement of additional information or other offering documents (all, as amended, supplemented or revised from time to time, the "PROSPECTUS"), in satisfaction of requests by holders of Shares for repurchase or redemption; and

     15)
            For any other purpose, but only upon receipt of Proper Instructions specifying (a) the investments to be delivered, (b) setting forth the purpose for which such delivery is to be made, and (c) naming the person or persons to whom delivery of such investments shall be made.

     SECTION 2.3
REGISTRATION OF INVESTMENTS. Domestic investments held by the Custodian (other than bearer securities) shall be registered in the name of the Fund or in the name of any nominee of the Fund or of any nominee of the Custodian which nominee shall be assigned exclusively to the Fund, unless the Fund has authorized in writing the appointment of a nominee to be used in common with other registered investment companies having the same investment adviser as the Fund, or in the name or nominee name of any agent appointed pursuant to Section 2.8 or in the name or nominee name of any sub-custodian appointed pursuant to Section 1. All securities accepted by the Custodian on behalf of the Fund under the terms of this Agreement shall be in good deliverable form. If, however, the Fund directs the Custodian to maintain securities in "street name", the Custodian shall utilize its best efforts only to timely collect income due the Fund on such securities and to notify the Fund of relevant corporate actions including, without limitation, pendency of calls, maturities, tender or exchange offers.

     SECTION 2.4
BANK ACCOUNTS. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold in such account or accounts, subject to the provisions hereof, all cash received by it from or for the account of the Fund, other than cash maintained by the Fund in a bank account established and used in accordance with Rule 17f-3 under the 1940 Act. Monies held by the Custodian for the Fund may be deposited by the Custodian to its credit as custodian in the banking department of the Custodian or in such other banks or trust companies as it may in its discretion deem necessary or desirable in the performance of its duties hereunder; provided, however, that every such bank or trust company shall be qualified to act as a custodian under the 1940 Act, and that each such bank or trust company and the funds to be deposited with each such bank or trust company shall be approved by vote of a majority of the board of directors or the board of trustees of the applicable Fund (as appropriate and in each case, the "BOARD").
 Such funds shall be deposited by the Custodian in its capacity as custodian and shall be withdrawable by the Custodian only in that capacity.

     SECTION 2.5
COLLECTION OF INCOME. Subject to the provisions of Section 2.3, the Custodian shall collect on a timely basis all income and other payments with respect to United States registered investments held hereunder to which the Fund shall be entitled either by law or pursuant to custom in the investments business, and shall collect on a timely basis all income and other payments with respect to United States bearer investments if, on the date of payment by the issuer, such investments are held by the Custodian or its agent thereof and shall credit such income, as collected, to the Fund's custodian account. Without limiting the generality of the foregoing, the Custodian shall detach and present for payment all coupons and other income items requiring presentation as and when they become due, collect interest when due on investments held hereunder, and receive and collect all stock dividends, rights and other items of like nature as and when they become due and payable. With respect to income due the Fund on United States investments of the Fund loaned (pursuant to the provisions of Section 2.2
(10))
in accordance with a separate agreement between the Fund and the Custodian in its capacity as lending agent, collection thereof shall be in accordance with the terms of such agreement. Except as otherwise set forth in the immediately preceding sentence, income due the Fund on United States investments of the Fund loaned pursuant to the provisions of Section 2.2 (10) shall be the responsibility of the Fund; the Custodian will have no duty or responsibility in connection therewith other than to provide the Fund with such information or data as may be necessary to assist the Fund in arranging for the timely delivery to the Custodian of the income to which the Fund is properly entitled.

     SECTION 2.6
PAYMENT OF FUND MONIES. Upon receipt of Proper Instructions, which may be continuing instructions when agreed to by the parties, the Custodian shall, from monies of the Fund held by the Custodian, pay out such monies in the following cases only:

     1)Upon the purchase of domestic investments, options, futures contracts or options on futures contracts for the account of the Fund but only (a) against the delivery of such investments, or evidence of title to such options, futures contracts or options on futures contracts, to the Custodian (or any bank, banking firm or trust company doing business in the United States or abroad which is qualified under the 1940 Act to act as a custodian and has been designated by the Custodian as its agent for this purpose in accordance with Section 2.8) registered in the name of the Fund or in the name of a nominee of the Custodian referred to in Section 2.3 hereof or in proper form for transfer; (b) in the case of a purchase effected through a U.S. Securities System, in accordance with the conditions set forth in Section 2.9 hereof; (c) in the case of a purchase involving the Direct Paper System, in accordance with the conditions set forth in Section 2.10 hereof; or (d) for transfer to a time deposit account of the Fund in any bank, whether domestic or foreign, such transfer may be effected prior to receipt of a confirmation from a broker and/or the applicable bank pursuant to Proper Instructions;

     2)
            In connection with conversion, exchange or surrender of investments owned by the Fund as set forth in Section 2.2 hereof;

     3)
            For the redemption or repurchase of Shares as set forth in Section 4 hereof;

     4)
            For the payment of any expense or liability incurred by the Fund, including but not limited to the following payments for the account of the Fund: interest, taxes, management fees, accounting fees, transfer agent fees, legal fees, and operating expenses of the Fund (whether or not such expenses are to be in whole or part capitalized or treated as deferred expenses);

     5)      For the payment of any dividends declared by the Board;

     6)For payment of the amount of dividends received in respect of investments sold short;

     7)
            For repayment of a loan upon redelivery of pledged securities and upon surrender of the note(s), if any, evidencing the loan; or

     8)
            In connection with any repurchase agreement entered into by the Fund with respect to which the collateral is held by the Custodian, the Custodian shall act as the Fund's "securities intermediary"( as that term is defined in Part 5 of Article 8 of the Massachusetts Uniform Commercial Code, as amended), and, as securities intermediary, the Custodian shall take the following steps on behalf of the Fund: (a) provide the Fund with notification of the receipt of the purchased securities, and (b), by book-entry identify on the books of the Custodian as belonging to the Fund uncertificated securities registered in the name of the Fund and held in the Custodian's account at the Federal Reserve Bank. In connection with any repurchase agreement entered into by the Fund with respect to which the collateral is not held by the Custodian, the Custodian shall (a) provide the Fund with such notification as it may receive with respect to such collateral, and (b), by book-entry or otherwise, identify as belonging to the Fund securities as shown in the Custodian's account on the books of the entity appointed by the Fund to hold such collateral.

     9)
            For any other purpose, but only upon receipt of Proper Instructions specifying (a) the amount of such payment,

            (b) setting forth the purpose for which such payment is to be made, and (c) naming the person or persons to whom such payment is to be made.

     SECTION 2.7
LIABILITY FOR PAYMENT IN ADVANCE OF RECEIPT OF SECURITIES PURCHASED.  In any
 and every case where payment for purchase of domestic securities for the account of the Fund is made by the Custodian in advance of receipt of the securities purchased in the absence of specific written instructions from the Fund to so pay in advance, the Custodian shall be absolutely liable to the Fund for such securities to the same extent as if the securities had been received by the Custodian.

     SECTION 2.8
APPOINTMENT OF AGENTS. The Custodian may at any time or times in its discretion appoint (and may at any time remove) any other bank or trust company, which is itself qualified under the 1940 Act to act as a custodian, as its agent to carry out such of the provisions of this Section 2 as the Custodian may from time to time direct; provided, however, that the appointment of any such agent shall not relieve the Custodian of its responsibilities or liabilities hereunder.

     SECTION 2.9
DEPOSIT OF INVESTMENTS IN U.S. SECURITIES SYSTEMS. The Custodian may deposit and/or maintain domestic investments owned by the Fund in a U.S. Securities System in accordance with applicable Federal Reserve Board and United States Securities and Exchange Commission ("SEC") rules and regulations, if any, subject to the following provisions:

     1)
            The Custodian may keep domestic investments of the Fund in a U.S. Securities System provided that such investments are represented in an account of the Custodian in the U.S. Securities System ("ACCOUNT") which shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

     2)
            The records of the Custodian with respect to domestic investments of the Fund which are maintained in a U.S. Securities System shall identify by book-entry those investments belonging to the Fund;

     3)
            The Custodian shall pay for domestic investments purchased for the account of the Fund upon (i) receipt of advice from the U.S. Securities System that such investments have been transferred to the Account, and

            (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of the Fund. The Custodian shall transfer domestic investments sold for the account of the Fund upon (i) receipt of advice from the U.S. Securities System that payment for such investments has been transferred to the Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of the Fund. Copies of all advices from the U.S. Securities System of transfers of domestic investments for the account of the Fund shall identify the Fund, be maintained for the Fund by the Custodian and be provided to the Fund at its request. Upon request, the Custodian shall furnish the Fund confirmation of each transfer to or from the account of the Fund in the form of a written advice or notice and shall furnish to the Fund copies of daily transaction sheets reflecting each day's transactions in the U.S. Securities System for the account of the Fund;

     4)
            The Custodian shall provide the Fund with any report obtained by the Custodian on the U.S. Securities System's accounting system, internal accounting control and procedures for safeguarding domestic investments deposited in the U.S. Securities System;

     5)
            The Custodian shall have received from the Fund the initial or annual certificate, as the case may be, described in Section 10 hereof; and

     6)
            Anything to the contrary in this Agreement notwithstanding, the Custodian shall be liable to the Fund for any loss or damage to the Fund resulting from use of the U.S. Securities System by reason of any negligence, misfeasance or misconduct of the Custodian or any of its agents or of any of its or their employees, or from failure of the Custodian or any such agent to enforce effectively such rights as it may have against the U.S. Securities System. At the election of the Fund, the Fund shall be entitled to be subrogated to the rights of the Custodian with respect to any claim against the U.S. Securities System or any other person which the Custodian may have as a consequence of any such loss, expense or damage if and to the extent that the Fund has not been made whole for any such loss, expense or damage.

     SECTION 2.10
FUND ASSETS HELD IN THE DIRECT PAPER SYSTEM. The Custodian may deposit and/or maintain investments owned by the Fund in the Direct Paper System subject to the following provisions:

     1)
            No transaction relating to investments in the Direct Paper System will be effected in the absence of Proper Instructions;

     2)
            The Custodian may keep investments of the Fund in the Direct Paper System only if such investments are represented in the Direct Paper System Account, which account shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

     3)
            The records of the Custodian with respect to investments of the Fund which are maintained in the Direct Paper System shall identify by book-entry those investments belonging to the Fund;

     4)
            The Custodian shall pay for investments purchased for the account of the Fund upon the making of an entry on the records of the Custodian to reflect such payment and transfer of investments to the account of the Fund. The Custodian shall transfer investments sold for the account of the Fund upon the making of an entry on the records of the Custodian to reflect such transfer and receipt of payment for the account of the Fund;

     5)
            The Custodian shall furnish the Fund confirmation of each transfer to or from the account of the Fund, in the form of a written advice or notice, of Direct Paper on the next business day following such transfer and shall furnish to the Fund copies of daily transaction sheets reflecting each day's transaction in the Direct Paper System for the account of the Fund; and

     6)
            The Custodian shall provide the Fund with any report on its system of internal accounting control as the Fund may reasonably request from time to time.

     SECTION 2.11
SEGREGATED ACCOUNT. The Custodian shall, upon receipt of Proper Instructions, establish and maintain a segregated account or accounts for and on behalf of the Fund, into which account or accounts may be transferred cash and/or investments, including investments maintained in an account by the Custodian pursuant to Section 2.10 hereof, (i) in accordance with the provisions of any agreement among the Fund, the Custodian and a broker-dealer registered under the Exchange Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange
Act), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Fund, (ii) for purposes of segregating cash or government investments in connection with options purchased, sold or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund, (iii) for the purposes of compliance by the Fund with the procedures required by 1940 Act Release No. 10666, or any other procedures subsequently required under the 1940 Act relating to the maintenance of segregated accounts by registered investment companies, and (iv) for other purposes, but only, in the case of clause (iv) upon receipt of Proper Instructions specifying (a) the investments to be delivered, (b) setting forth the purpose for which such delivery is to be made, and (c) naming the person or persons to whom delivery of such investments shall be made.

     SECTION 2.12
OWNERSHIP CERTIFICATES FOR TAX PURPOSES. The Custodian shall execute ownership and other certificates and affidavits for all United States federal and state tax purposes in connection with receipt of income or other payments with respect to domestic investments of the Fund held by it hereunder and in connection with transfers of such investments.

     SECTION 2.13
PROXIES. The Custodian shall, with respect to the domestic investments held hereunder, cause to be promptly executed by the registered holder of such investments, if the investments are registered otherwise than in the name of the Fund or a nominee of the Fund, all proxies without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Fund such proxies, all proxy soliciting materials received by the Custodian and all notices received relating to such investments.

     SECTION 2.14
COMMUNICATIONS RELATING TO FUND INVESTMENTS.  Subject to the provisions of
Section 2.3, the Custodian shall transmit promptly to the Fund all written information (including, without limitation, pendency of calls and maturities of domestic investments and expirations of rights in connection therewith and notices of exercise of call and put options written by the Fund and the maturity of futures contracts purchased or sold by the Fund) received by the Custodian in connection with the domestic investments being held for the Fund pursuant to this Agreement. With respect to tender or exchange offers, the Custodian shall transmit to the Fund all written information received by the Custodian, any agent appointed pursuant to Section 2.8 hereof, or any sub-custodian appointed pursuant to Section 1 hereof, from issuers of the domestic investments whose tender or exchange is sought and from the party (or his agents) making the tender or exchange offer. If the Fund desires to take action with respect to any tender offer, exchange offer or any other similar transaction, the Fund shall notify the Custodian at least two (2) New York Stock Exchange business days prior to the time such action must be taken under the terms of the tender, exchange offer or other similar transaction, and it will be the responsibility of the Custodian to timely transmit to the appropriate person(s) such notice.
 Where the Fund provides the Custodian with less than two (2) New York Stock Exchange business days notice of its desired action, the Custodian shall use its best efforts to timely transmit the Fund's notice to the appropriate person. It is expressly noted that the parties may agree to alternative procedures with respect to such two (2) New York Stock Exchange business days notice period on a selective and individual basis.

     SECTION 2.15
REPORTS TO FUND BY INDEPENDENT PUBLIC ACCOUNTANTS. The Custodian shall provide the Fund, at such times as the Fund may reasonably require, with reports by independent public accountants on the accounting system, internal accounting control and procedures for safeguarding investments, futures contracts and options on futures contracts, including domestic investments deposited and/or maintained in a U.S. Securities System, relating to the services provided by the Custodian under this Agreement. Such reports shall be of sufficient scope and detail, as may reasonably be required by the Fund, to provide reasonable assurance that any material inadequacies would be disclosed by such examination, and if there are no such inadequacies the reports shall so state.

SECTION 3. DUTIES OF THE CUSTODIAN WITH RESPECT TO CERTAIN PROPERTY OF THE FUNDS HELD OUTSIDE OF THE UNITED STATES

     SECTION 3.1
DEFINITIONS. The following capitalized terms shall have the respective following meanings:

"FOREIGN SECURITIES SYSTEM" means a clearing agency or a securities depository listed on Schedule A hereto.

"FOREIGN SUB-CUSTODIAN" means a foreign banking institution set forth on Schedule A hereto.

     SECTION 3.2
HOLDING SECURITIES. The Custodian shall identify on its books as belonging to the Funds the foreign securities held by each Foreign Sub-Custodian or Foreign Securities System. The Custodian may hold foreign securities for all of its customers, including the Funds, with any Foreign Sub-Custodian in an account that is identified as belonging to the Custodian for the benefit of its customers, provided however, that (i) the records of the Custodian with respect to foreign securities of the Funds which are maintained in such account shall identify those securities as belonging to the Funds and (ii) the Custodian shall require that securities so held by the Foreign Sub-Custodian be held separately from any assets of such Foreign Sub-Custodian or of other customers of such Foreign Sub-Custodian.

     SECTION 3.3
FOREIGN SECURITIES SYSTEMS. Foreign securities shall be maintained in a Foreign Securities System in a designated country only through arrangements implemented by the Foreign Sub-Custodian in such country pursuant to the terms of this Agreement.

     SECTION 3.4  TRANSACTIONS IN FOREIGN CUSTODY ACCOUNT.

     3.4.1.
Delivery of Foreign Securities.  The Custodian or a Foreign Sub-Custodian shall
-------- -- ------- -----------
release and deliver foreign securities of the Funds held by such Foreign Sub-Custodian, or in a Foreign Securities System account, only upon receipt of Proper Instructions, which may be continuing instructions when deemed appropriate by the parties, and only in the following cases:

     (i)
            upon the sale of such foreign securities for the Funds in accordance with reasonable market practice in the country where such foreign securities are held or traded, including, without limitation: (A) delivery against expectation of receiving later payment; or (B) in the case of a sale effected through a Foreign Securities System in accordance with the rules governing the operation of the Foreign Securities System;

     (ii)
            in connection with any repurchase agreement related to foreign securities;

     (iii)
            to the depository agent in connection with tender or other similar offers for foreign securities of the Funds;

     (iv)
            to the issuer thereof or its agent when such foreign securities are called, redeemed, retired or otherwise become payable;

     (v)
            to the issuer thereof, or its agent, for transfer into the name of the Custodian (or the name of the respective Foreign Sub-Custodian or of any nominee of the Custodian or such Foreign Sub-Custodian) or for exchange for a different number of bonds, certificates or other evidence representing the same aggregate face amount or number of units;

     (vi)
            to brokers, clearing banks or other clearing agents for examination or trade execution in accordance with market custom; provided that in any such case the Foreign Sub-Custodian shall have no responsibility or liability for any loss arising from the delivery of such securities prior to receiving payment for such securities except as may arise from the Foreign Sub-Custodian's own negligence or willful misconduct;

     (vii)for exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the securities of the issuer of such securities, or pursuant to provisions for conversion contained in such securities, or pursuant to any deposit agreement;

     (viii)
            in the case of warrants, rights or similar foreign securities, the surrender thereof in the exercise of such warrants, rights or similar securities or the surrender of interim receipts or temporary securities for definitive securities;

     (ix)
            or delivery as security in connection with any borrowing by the Funds requiring a pledge of assets by the Funds;

     (x)in connection with trading in options and futures contracts, including delivery as original margin and variation margin;

     (xi)    in connection with the lending of foreign securities; and

     (xii)
            for any other proper purpose, but only upon receipt of Proper Instructions specifying the foreign securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper Fund purpose, and naming the person or persons to whom delivery of such securities shall be made.

     3.4.2.
Payment of Fund Monies.  Upon receipt of Proper Instructions, which may be
------- -- ---- -------
continuing instructions when deemed appropriate by the parties, the Custodian shall pay out, or direct the respective Foreign Sub-Custodian or the respective Foreign Securities System to pay out, monies of a Fund in the following cases only:

     (i)upon the purchase of foreign securities for the Fund, unless otherwise directed by Proper Instructions, by (A) delivering money to the seller thereof or to a dealer therefor (or an agent for such seller or dealer) against expectation of receiving later delivery of such foreign securities; or (B) in the case of a purchase effected through a Foreign Securities System, in accordance with the rules governing the operation of such Foreign Securities System;

     (ii)
            in connection with the conversion, exchange or surrender of foreign securities of the Fund;

     (iii)
            for the payment of any expense or liability of the Fund, including but not limited to the following payments: interest, taxes, investment advisory fees, transfer agency fees, fees under this Agreement, legal fees, accounting fees, and other operating expenses;

     (iv)
            for the purchase or sale of foreign exchange or foreign exchange contracts for the Fund, including transactions executed with or through the Custodian or its Foreign Sub-Custodians;

     (v)in connection with trading in options and futures contracts, including delivery as original margin and variation margin;

     (vii)
            in connection with the borrowing or lending of foreign securities;
            and

     (viii)
            for any other proper Fund purpose, but only upon receipt of Proper Instructions specifying the amount of such payment, setting forth the purpose for which such payment is to be made, declaring such purpose to be a proper Fund purpose, and naming the person or persons to whom such payment is to be made.

     3.4.3.
Market Conditions.  Notwithstanding any provision of this Agreement to the
------ -----------
contrary, settlement and payment for foreign securities received for the account of the Funds and delivery of foreign securities maintained for the account of the Funds may be effected in accordance with the customary established securities trading or processing practices and procedures in the country or market in which the transaction occurs, including, without limitation, delivering foreign securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) with the expectation of receiving later payment for such foreign securities from such purchaser or dealer.

     SECTION 3.5
REGISTRATION OF FOREIGN SECURITIES. The foreign securities maintained in the custody of a Foreign Custodian (other than bearer securities) shall be registered in the name of the applicable Fund or in the name of the Custodian or in the name of any Foreign Sub-Custodian or in the name of any nominee of the foregoing, and the Fund agrees to hold any such nominee harmless from any liability as a holder of record of such foreign securities. The Custodian or a Foreign Sub-Custodian shall not be obligated to accept securities on behalf of a Fund under the terms of this Agreement unless the form of such securities and the manner in which they are delivered are in accordance with reasonable market practice.

     SECTION 3.6
BANK ACCOUNTS. A bank account or bank accounts opened and maintained outside the United States on behalf of a Fund with a Foreign Sub-Custodian shall be subject only to draft or order by the Custodian or such Foreign Sub-Custodian, acting pursuant to the terms of this Agreement to hold cash received by or from or for the account of the Fund.

     SECTION 3.7
COLLECTION OF INCOME. The Custodian shall use reasonable commercial efforts to collect all income and other payments with respect to the foreign securities held hereunder to which the Funds shall be entitled and shall credit such income, as collected, to the applicable Fund. In the event that extraordinary measures are required to collect such income, the Fund and the Custodian shall consult as to such measures and as to the compensation and expenses of the Custodian relating to such measures.

     SECTION 3.8
PROXIES. With respect to the foreign securities held under this Section 3, the Custodian will use reasonable commercial efforts to facilitate the exercise of voting and other shareholder proxy rights, subject always to the laws, regulations and practical constraints that may exist in the country where such securities are issued. The Fund acknowledges that local conditions, including lack of regulation, onerous procedural obligations, lack of notice and other factors may have the effect of severely limiting the ability of the Fund to exercise shareholder rights.

     SECTION 3.9
COMMUNICATIONS RELATING TO FOREIGN SECURITIES. The Custodian shall transmit promptly to the Fund written information (including, without limitation, pendency of calls and maturities of foreign securities and expirations of rights in connection therewith) received by the Custodian in connection with the foreign securities being held for the account of the Fund. With respect to tender or exchange offers, the Custodian shall transmit promptly to the Fund written information so received by the Custodian in connection with the foreign securities whose tender or exchange is sought or from the party (or its agents) making the tender or exchange offer.

     SECTION 3.10
LIABILITY OF FOREIGN SUB-CUSTODIANS AND FOREIGN SECURITIES SYSTEMS. Each agreement pursuant to which the Custodian employs as a Foreign Sub-Custodian shall, to the extent possible, require the Foreign Sub-Custodian to exercise reasonable care in the performance of its duties and, to the extent possible, to indemnify, and hold harmless, the Custodian from and against any loss, damage, cost, expense, liability or claim arising out of or in connection with the Foreign Sub-Custodian's performance of such obligations. At the Fund's election, the Funds shall be entitled to be subrogated to the rights of the Custodian with respect to any claims against a Foreign Sub-Custodian as a consequence of any such loss, damage, cost, expense, liability or claim if and to the extent that the Funds have not been made whole for any such loss, damage, cost, expense, liability or claim.

     SECTION 3.11
TAX LAW.   The Custodian shall have no responsibility or liability for any obligations now or hereafter imposed on the Fund or the Custodian as custodian of the Funds by the tax law of the United States or of any state or political subdivision thereof. It shall be the responsibility of the Fund to notify the Custodian of the obligations imposed on the Fund or the Custodian as custodian of the Funds by the tax law of countries set forth on Schedule A hereto, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Custodian with regard to such tax law shall be to use reasonable efforts to assist the Fund with respect to any claim for exemption or refund under the tax law of countries for which the Fund has provided such information.


SECTION 4. PAYMENTS FOR REPURCHASES OR REDEMPTIONS AND SALES OF SHARES.

     From such funds as may be available for the purpose, the Custodian shall, upon receipt of instructions from the Transfer Agent, make funds available for payment to holders of Shares which have delivered to the Transfer Agent a request for redemption or repurchase of their Shares. In connection with the redemption or repurchase of Shares, the Custodian is authorized upon receipt of, and in accordance with, instructions from the Transfer Agent to wire funds to or through a commercial bank designated by the redeeming shareholders. In connection with the redemption or repurchase of Shares, the Custodian shall honor checks drawn on the Custodian by a holder of Shares, which checks have been furnished by the Fund to the holder of Shares, when presented to the Custodian in accordance with such written procedures and controls as may be mutually agreed upon from time to time between the Fund and the Custodian.

     The Custodian shall receive from the distributor for the Shares or from the Transfer Agent and deposit to the account of the Fund such payments as are received by the distributor or the Transfer Agent, as the case may be, for Shares issued or sold from time to time. The Custodian will notify the Fund and the Transfer Agent of any payments for Shares received by it from time to time.


SECTION 5. DUTIES OF CUSTODIAN WITH RESPECT TO THE BOOKS OF ACCOUNT AND CALCULATION OF NET ASSET VALUE AND NET INCOME.

     The Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Board to keep the books of account of the Fund and/or compute the net asset value per Share of the outstanding Shares or, if directed in writing to do so by the Fund, shall itself keep such books of account and/ or compute such net asset value per Share. If so directed, the Custodian shall also (i) calculate daily the net income of the Fund as described in the Prospectus and shall advise the Fund and the Transfer Agent daily of the total amounts of such net income, and/ or (ii) advise the Transfer Agent periodically of the division of such net income among its various components. The calculations of the net asset value per share and the daily income of the Fund shall be made at the time or times described from time to time in the Prospectus.

SECTION 6. PROPER INSTRUCTIONS.

     "Proper Instructions," as such term is used throughout this Agreement, means either (i) a writing, including a facsimile transmission, signed by one or more persons as set forth on, and in accordance with, an "Authorized Persons List," as such term is defined herein (each such instruction a "Written Proper Instruction"), (ii) a "Client Originated Electronic Financial Instruction," as such term is defined in the Data Access Services Addendum hereto, given in accordance with the terms of such Addendum, or (iii) instructions received by the Custodian from a third party in accordance with any three-party agreement which requires a segregated asset account in accordance with Section 2.11.

     Each Written Proper Instruction shall set forth a brief description of the type of transaction involved (choosing from among the types of transactions set forth on the Authorized Persons List), including a specific statement of the purpose for which such action is requested, and any modification to a Written Proper Instruction must itself be a Written Proper Instruction and subject to all the provisions herein relating to Written Proper Instructions. The Fund will provide the Custodian with an "Authorized Persons List," which list shall set forth (a) the names of the individuals (each an "Authorized Person") who are authorized by the Board to give Written Proper Instructions with respect to the transactions described therein, and (b) the number of Authorized Persons whose signature or approval, as the case may be, is necessary for the Custodian to be able to act in accordance with such Written Proper Instructions with respect to a particular type of transaction. The Custodian may accept oral instructions or instructions delivered via electronic mail as Proper Instructions if the Custodian reasonably believes such instructions to have been given by an Authorized Person or Persons (as appropriate to the type of transaction); provided, however, that in no event will instructions delivered orally or via electronic mail be considered Proper

Instructions with respect to transactions involving the movement of cash, securities or other assets of a Fund. The Custodian shall be entitled to rely upon instructions given in accordance with an Authorized Persons List until it actually receives written notice from the Board of the applicable Fund to the contrary.


SECTION 7. EVIDENCE OF AUTHORITY.

     Subject to Section 9 hereof, the Custodian shall be protected in acting upon any instructions, notice, request, consent, certificate or other instrument or paper reasonably and in good faith believed by it to be genuine and to have been properly executed by or on behalf of the Fund. The Custodian may receive and accept a copy of a vote of the Board, certified by the secretary or an assistant secretary of the applicable Fund, as conclusive evidence (a) of the authority of any person to act in accordance with such vote or (b) of any determination or of any action by the Board described in such vote, and such vote may be considered as in full force and effect until receipt by the Custodian of written notice to the contrary.

SECTION 8. ACTIONS PERMITTED WITHOUT EXPRESS AUTHORITY.

     The Custodian may in its discretion and without express authority from the
Fund:

     1)
          make payments to itself or others for minor expenses of handling investments or other similar items relating to its duties under this Agreement, provided that all such payments shall be accounted for to the Fund;

     2) surrender investments in temporary form for investments in definitive form;

     3) endorse for collection, in the name of the Fund, checks, drafts and other negotiable instruments; and

     4) in general, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with the investments and property of the Fund except as otherwise directed by the Board.

SECTION 9. RESPONSIBILITY OF CUSTODIAN.

     The Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received by it or delivered by it pursuant to this Agreement and shall be held harmless in acting upon any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed by the proper party or parties, including any futures commission merchant acting pursuant to the terms of a three-party futures or options agreement. Notwithstanding anything to the contrary herein, the Custodian shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, and it shall be kept indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence. In order for the indemnification provision contained in this Section to apply, it is understood that if in any case the Fund may be asked by the Custodian to indemnify or hold the Custodian harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the Custodian will use reasonable care to identify, and notify the Fund promptly concerning, any situation which presents or appears likely to present the probability of such a claim for indemnification. The Fund shall have the option to defend the Custodian against any claim which may be the subject of a claim for indemnification hereunder, and in the event that the Fund so elects, it will notify the Custodian thereof and, thereupon, (i) the Fund shall take over complete defense of the claim and (ii) the Custodian shall initiate no further legal or other expenses with respect to such claim. The Custodian shall in no case confess any claim or make any compromise with respect to any claim for which it will seek indemnity from the Fund except with the Fund's prior written consent. Nothing herein shall be construed to limit any right or cause of action on the part of the Custodian under this Agreement which is independent of any right or cause of action on the part of the Fund. The Custodian shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Fund or other such counsel as agreed to by the parties) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall be entitled to rely upon, and shall have no duty of inquiry with respect to, the accuracy of any representation or warranty given to it by the Fund or any duly-authorized employee or agent thereof, and shall be without liability for any action reasonably taken or omitted by it in reliance thereon. Regardless of whether assets held pursuant to this Agreement are maintained in the custody of a foreign banking institution, a foreign securities depository, or a branch or affiliate of a U.S. bank, the Custodian shall not be liable for any loss, damage, cost, expense, liability

     The Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received by it or delivered by it pursuant to this Agreement and shall be held harmless in acting upon any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed by the proper party or parties, including any futures commission merchant acting pursuant to the terms of a three-party futures or options agreement. Notwithstanding anything to the contrary herein, the Custodian shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, and it shall be kept indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence. In order for the indemnification provision contained in this Section to apply, it is understood that if in any case the Fund may be asked by the Custodian to indemnify or hold the Custodian harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the Custodian will use reasonable care to identify, and notify the Fund promptly concerning, any situation which presents or appears likely to present the probability of such a claim for indemnification. The Fund shall have the option to defend the Custodian against any claim which may be the subject of a claim for indemnification hereunder, and in the event that the Fund so elects, it will notify the Custodian thereof and, thereupon, (i) the Fund shall take over complete defense of the claim and (ii) the Custodian shall initiate no further legal or other expenses with respect to such claim. The Custodian shall in no case confess any claim or make any compromise with respect to any claim for which it will seek indemnity from the Fund except with the Fund's prior written consent. Nothing herein shall be construed to limit any right or cause of action on the part of the Custodian under this Agreement which is independent of any right or cause of action on the part of the Fund. The Custodian shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Fund or other such counsel as agreed to by the parties) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall be entitled to rely upon, and shall have no duty of inquiry with respect to, the accuracy of any representation or warranty given to it by the Fund or any duly-authorized employee or agent thereof, and shall be without liability for any action reasonably taken or omitted by it in reliance thereon. Regardless of whether assets held pursuant to this Agreement are maintained in the custody of a foreign banking institution, a foreign securities depository, or a branch or affiliate of a U.S. bank, the Custodian shall not be liable for any loss, damage, cost, expense, liability

     If the Fund requires the Custodian to take any action with respect to investments, which action involves the payment of money or which action may, in the reasonable opinion of the Custodian, result in the Custodian or its nominee assigned to the Fund being liable for the payment of money or incurring liability of some other form, the Fund, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

     If the Custodian, or any of its affiliates, subsidiaries or agents, advances cash or investments to the Fund for any purpose (including but not limited to securities settlements, foreign exchange contracts and assumed settlement), or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any property at any time held for the account of the Fund shall be security therefor, and should the Fund fail to repay the Custodian promptly the Custodian shall be entitled to utilize available cash and to dispose of the Fund assets to the extent necessary to obtain reimbursement, provided that the Custodian gives the Fund reasonable notice to repay such cash or securities advanced, and provided further that such notice requirement shall not preclude the Custodian's right to assert and execute on such lien.

     Except as may arise from the Custodian's own negligence or willful misconduct, or the negligence or willful misconduct of a subcustodian or agent appointed by the Custodian, the Fund agrees to indemnify and hold the Custodian harmless from and against any and all costs, expenses, losses, damages, charges, reasonable counsel fees, payments and liabilities which may be asserted against the Custodian (i) acting in accordance with any Proper Instruction, or (ii) for any acts or omissions of CHASE MANHATTAN BANK N.A.

     Notwithstanding any provision herein to the contrary, to the extent the Custodian is found to be liable hereunder for any loss, liability, claim, expense or damage, the Custodian shall be liable only for such loss, liability, claim, expense or damage which was reasonably foreseeable.

SECTION 10.    EFFECTIVE PERIOD, TERMINATION AND AMENDMENT.

     This Agreement shall become effective as of the date of its execution, shall continue in full force and effect until terminated as hereinafter provided, may be amended at any time by mutual agreement of the parties hereto, and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing in the case of a termination by the Fund, and not sooner than one hundred eighty (180) days after the date of such delivery or mailing in the case of termination by the Custodian; provided, however that the Custodian shall not act under Section
2.9 hereof in the absence of receipt of an initial certificate of a Fund's secretary, or an assistant secretary thereof, that the Board has approved the initial use of a particular U.S. Securities System, as required by the 1940 Act or any applicable Rule thereunder, and that the Custodian shall not act under
Section 2.10 hereof in the absence of receipt of an initial certificate of a Fund's secretary, or an assistant secretary thereof, that the Board has approved the initial use of the Direct Paper System; provided further, however, that the Fund shall not amend or terminate this Agreement in contravention of any applicable federal or state regulations, or any provision of the Fund's articles of incorporation, agreement of trust, by-laws and/or registration statement (as applicable, the "GOVERNING DOCUMENTS"); and further provided that the Fund may at any time by action of its Board (i) substitute another bank or trust company for the Custodian by giving notice as described above to the Custodian, or (ii) immediately terminate this Agreement in the event of the appointment of a conservator or receiver for the Custodian by the United States Comptroller of the Currency or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

     Upon termination of the Agreement, the Fund shall pay to the Custodian such compensation as may be due as of the date of such termination and shall likewise reimburse the Custodian for its reasonable costs, expenses and disbursements, provided that the Custodian shall not incur any costs, expenses or disbursements specifically in connection with such termination unless it has received prior approval from the Fund, such approval not to be unreasonably withheld.

SECTION 11.    SUCCESSOR CUSTODIAN.

     If a successor custodian shall be appointed by the Board, the Custodian shall, upon termination, deliver to such successor custodian at the offices of the Custodian, duly endorsed and in the form for transfer, all investments and other properties then held by it hereunder, and shall transfer to an account of the successor custodian all of the Fund's investments held in a Securities System. If no such successor custodian shall be appointed, the Custodian shall, in like manner, upon receipt of a copy of a vote of the Board, certified by the secretary or an assistant secretary of the applicable Fund, deliver at the offices of the Custodian and transfer such investments, funds and other properties in accordance with such vote. In the event that no written order designating a successor custodian or certified copy of a vote of the Board shall have been delivered to the Custodian on or before the date when such termination shall become effective, then the Custodian shall have the right to deliver to a bank or trust company, which is a "bank" as defined in the 1940 Act, doing business in Boston, Massachusetts, or New York, New York, of its own selection and having an aggregate capital, surplus, and undivided profits, as shown by its last published report, of not less than $100,000,000, all property held by the Custodian under this Agreement and to transfer to an account of such successor custodian all of the Fund's investments held in any Securities System; thereafter, such bank or trust company shall be the successor of the Custodian under this Agreement.

     In the event that any property held pursuant to this Agreement remains in the possession of the Custodian after the date of termination hereof owing to failure of the Fund to procure the certified copy of the vote referred to or of the Board to appoint a successor custodian, the Custodian shall be entitled to fair compensation for its services during such period as the Custodian retains possession of such property, and the provisions of this Agreement relating to the duties and obligations of the Custodian shall remain in full force and effect.

SECTION 12.    GENERAL.

     SECTION 12.1
COMPENSATION OF CUSTODIAN. The Custodian shall be entitled to compensation for its services and reimbursement of its expenses as Custodian as agreed upon from time to time between the Fund and the Custodian.

     SECTION 12.2
MASSACHUSETTS LAW TO APPLY. This Agreement shall be construed and the provisions thereof interpreted under and in accordance with laws of The Commonwealth of Massachusetts.

     SECTION 12.3
RECORDS. The Custodian shall create and maintain all records relating to its activities and obligations under this Agreement in such manner as will meet the obligations of the Fund under the 1940 Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder. All such records shall be the property of the Fund and shall at all times during the regular business hours of the Custodian be open for inspection by duly authorized officers, employees or agents of the Fund and employees and agents of the SEC. The Custodian shall, at the Fund's request, supply the Fund with a tabulation of investments owned by the Fund and held by the Custodian hereunder, and shall, when requested to do so by an officer of the Fund, and for such compensation as shall be agreed upon between the Fund and the Custodian, include certificate numbers in such tabulations.

     SECTION 12.4
OPINION OF FUND'S INDEPENDENT ACCOUNTANT. The Custodian shall take all reasonable action as the Fund may from time to time request to obtain from year to year favorable opinions from the Fund's independent accountants with respect to its activities hereunder in connection with the preparation of the Fund's Form N-1A, the preparation of the Fund's Form N-SAR, the preparation of any other annual reports to the SEC with respect to the Fund, and with respect to any other requirements of the SEC.

     SECTION 12.5
INTERPRETIVE AND ADDITIONAL PROVISIONS. In connection with the operation of this Agreement, the Custodian and the Fund may from time to time agree on such provisions interpretive of or in addition to the provisions of this Agreement as may in their joint opinion be consistent with the general tenor of this Agreement. Any such interpretive or additional provisions shall be in a writing signed by both parties and shall be annexed hereto, provided that no such interpretive or additional provisions shall contravene any applicable federal or state regulations or any provision of the Governing Documents. No interpretive or additional provisions made as provided in the preceding sentence shall be deemed to be an amendment of this Agreement.

     SECTION 12.6
BOND. The Custodian shall at all times maintain a bond in such form and amount as is acceptable to the Fund, which shall be issued by a reputable fidelity insurance company authorized to do business in the place where such bond is issued, against larceny and embezzlement, covering each officer and employee of the Custodian who may, singly or jointly with others, have access to securities or funds of the Fund, either directly or through authority to receive and carry out any certificate instruction, order request, note or other instrument required or permitted by this Agreement. The Custodian agrees that it shall not cancel, terminate or modify such bond insofar as it adversely affects the Fund except after written notice given to the Fund not less than 10 days prior to the effective date of such cancellation, termination or modification. The Custodian shall, upon request, furnish to the Fund a copy of each such bond and each amendment thereto.

     SECTION 12.7
CONFIDENTIALITY. The Custodian agrees to treat all records and other information relative to the Fund and its prior, present or future shareholders as confidential, and the Custodian, on behalf of itself and its employees, agrees to keep confidential all such information except, after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where the Custodian may be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities, or when so requested by the Fund.

     SECTION 12.8
EXEMPTION FROM LIEN. Except as set forth in Section 9 hereof, the securities and other assets held by the Custodian hereunder shall not be subject to lien or charge of any kind in favor of the Custodian or any person claiming through the Custodian. Nothing herein shall be deemed to deprive the Custodian of its right to invoke any and all remedies available at law or equity to collect amounts due it under this Agreement.

     SECTION 12.9
ASSIGNMENT. This Agreement may not be assigned by either party without the written consent of the other, except that either party may assign its rights and obligations hereunder to a party controlling, controlled by, or under common control with such party.

     SECTION 12.10 PRIOR AGREEMENTS. Without derogating the rights established thereunder prior to the date of this Agreement, this Agreement supersedes and terminates, as of the date hereof, all prior agreements between the Fund and the Custodian relating to the custody of Fund assets.

     SECTION 12.11 COUNTERPARTS. This Agreement may be executed in several counterparts, each of which shall be deemed to be an original, and all such counterparts taken together shall constitute but one and the same Agreement.

     SECTION 12.12 NOTICES. Any notice, instruction or other instrument required to be given hereunder may be delivered in person to the offices of the parties as set forth herein during normal business hours or delivered prepaid registered mail or by telex, cable or telecopy to the parties at the following addresses or such other addresses as may be notified by any party from time to time.

  To any Fund:       c/o T. ROWE PRICE ASSOCIATES, INC.
                     100 East Pratt Street
                     Baltimore, Maryland 21202
                     Attention:  Carmen Deyesu
                     Telephone:  410-345-6658
                     Telecopy:  410-685-8827/8830

  To the Custodian: STATE STREET BANK AND TRUST COMPANY
                     1776 Heritage Drive
                     North Quincy, Massachusetts 02171, U.S.A.
                     Attention: Carol C. Ayotte
                     Telephone:  617-985-6894
                     Telecopy:  617-537-6321

     Such notice, instruction or other instrument shall be deemed to have been served in the case of a registered letter at the expiration of five business days after posting, in the case of cable twenty-four hours after dispatch and, in the case of telex, immediately on dispatch and if delivered outside normal business hours it shall be deemed to have been received at the next time after delivery when normal business hours commence and in the case of cable, telex or telecopy on the business day after the receipt thereof. Evidence that the notice was properly addressed, stamped and put into the post shall be conclusive evidence of posting.

     SECTION 12.13 ENTIRE AGREEMENT. This Agreement (including all schedules, appendices, exhibits and attachments hereto) constitutes the entire Agreement between the parties with respect to the subject matter hereof.

     SECTION 12.14 HEADINGS NOT CONTROLLING. Headings used in this Agreement are for reference purposes only and shall not be deemed a part of this Agreement.

     SECTION 12.15 SURVIVAL. All provisions regarding indemnification, confidentiality, warranty, liability and limits thereon shall survive following the expiration or termination of this Agreement.

     SECTION 12.16 SEVERABILITY. In the event any provision of this Agreement is held illegal, void or unenforceable, the balance shall remain in effect.

     SECTION 12.17 THE PARTIES. All references herein to the "Fund" are to each of the funds listed on Appendix A hereto individually, as if this Agreement were between such individual Fund and the Custodian. In the case of a series fund or trust, all references to the "Fund" are to the individual series or portfolio of such fund or trust, or to such fund or trust on behalf of the individual series or portfolio, as appropriate. Any reference in this Agreement to "the parties" shall mean the Custodian and such other individual Fund as to which the matter pertains. Each Fund hereby represents and warranties that (i) it has the requisite power and authority under applicable laws and its Governing Documents to enter into and perform this Agreement, (ii) all requisite proceedings have been taken to authorize it to enter into and perform this Agreement, and (iii) its entrance into this Agreement shall not cause a material breach or be in material conflict with any other agreement or obligation of the Fund or any law or regulation applicable to it.

     SECTION 12.18 DIRECTORS AND TRUSTEES. It is understood and is expressly stipulated that neither the holders of Shares nor any member of the Board be personally liable hereunder. Whenever reference is made herein to an action required to be taken by the Board, such action may also be taken by the Board's executive committee.

     SECTION 12.19 MASSACHUSETTS BUSINESS TRUST. With respect to any Fund which is a party to this Agreement and which is organized as a Massachusetts business trust, the term "Fund" means and refers to the trustees from time to time serving under the applicable trust agreement of such trust, as the same may be amended from time to time (the "DECLARATION OF TRUST"). It is expressly agreed that the obligations of any such Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Fund personally, but bind only the trust property of the Fund as set forth in the applicable Declaration of Trust. In the case of each Fund which is a Massachusetts business trust (in each case, a "TRUST"), the execution and delivery of this Agreement on behalf of the Trust has been authorized by the trustees, and signed by an authorized officer, of the Trust, in each case acting in such capacity and not individually, and neither such authorization by the trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually, but shall bind only the trust property of the Trust as provided in its Declaration of Trust.

     SECTION 12.20 REPRODUCTION OF DOCUMENTS. This Agreement and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto all/each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.

     SECTION 12.21 SHAREHOLDER COMMUNICATIONS ELECTION. SEC Rule 14b-2 requires banks which hold securities for the account of customers to respond to requests by issuers of securities for the names, addresses and holdings of beneficial owners of securities of that issuer held by the bank unless the beneficial owner has expressly objected to disclosure of this information. In order to comply with the rule, the Custodian needs the Fund to indicate whether it authorizes the Custodian to provide the Fund's name, address, and share position to requesting companies whose securities the Fund owns. If the Fund tells the Custodian "no", the Custodian will not provide this information to requesting companies. If the Fund tells the Custodian "yes" or does not check either "yes" or "no" below, the Custodian is required by the rule to treat the Fund as consenting to disclosure of this information for all securities owned by the Fund or any funds or accounts established by the Fund. For the Fund's protection, the Rule prohibits the requesting company from using the Fund's name and address for any purpose other than corporate communications. Please indicate below whether the Fund consents or objects by checking one of the alternatives below.

     YES [  ]
               The Custodian is authorized to release the Fund's name, address, and share positions.

     NO  [X]
               The Custodian is not authorized to release the Fund's name, address, and share positions.

              DATA ACCESS SERVICES ADDENDUM TO CUSTODIAN AGREEMENT

     Addendum to the Custodian Agreement (as defined below) between each fund listed on Appendix A to the Custodian Agreement, as such Appendix A is amended from time to time (each such fund listed on Appendix A shall be individually referred to herein as the "FUND"), and State Street Bank and Trust Company ("STATE STREET").

                                    PREAMBLE

     WHEREAS, State Street has been appointed as custodian of certain assets of the Fund pursuant to a certain Custodian Agreement (the "CUSTODIAN AGREEMENT") dated as of January 28, 1998, and amended thereafter from time to time;

     WHEREAS, State Street has developed and utilizes proprietary accounting and other systems, including State Street's proprietary Multicurrency HORIZON/R/ Accounting System, in its role as custodian of the Fund, and maintains certain Fund-related data ("FUND DATA") in databases under the control and ownership of State Street (the "DATA ACCESS SERVICES"); and

     WHEREAS, State Street makes available to the Fund (and certain of the Fund's agents as set forth herein) certain Data Access Services solely for the benefit of the Fund, and intends to provide additional services, consistent with the terms and conditions of this Addendum.

     NOW, THEREFORE, in consideration of the mutual covenants and agreements herein contained, and for other good and valuable consideration, the parties agree as follows:


1.   SYSTEM AND DATA ACCESS SERVICES

     a.
System.  Subject to the terms and conditions of this Addendum and solely for the
------
purpose of providing access to Fund Data as set forth herein, State Street hereby agrees to provide the Fund, or certain third parties approved by State Street that serve as the Fund's investment advisors, investment managers or fund accountants (the "FUND ACCOUNTANTS") or as the Fund's independent auditors (the "AUDITOR"), with access to State Street's Multicurrency HORIZON/R/ Accounting System and the other information systems described in Attachment A (collectively, the "SYSTEM") on a remote basis solely on the computer hardware, system software and telecommunication links described in Attachment B (the "DESIGNATED

CONFIGURATION") or on any designated substitute or back-up equipment configuration consented to in writing by State Street, such consent not to be unreasonably withheld.

     b.
Data Access Services.  State Street agrees to make available to the Fund the
---- ------ --------
Data Access Services subject to the terms and conditions of this Addendum and such data access operating standards and procedures as may be issued by State Street from time to time. The Fund shall be able to access the System to (i) originate electronic instructions to State Street in order to (a) effect the transfer or movement of cash or securities held under custody by State Street or
(b) transmit accounting or other information (the transactions described in (i)(a) and (i)(b) above are referred to herein as "CLIENT ORIGINATED ELECTRONIC FINANCIAL INSTRUCTIONS"), and (ii) access data for the purpose of reporting and analysis, which shall all be deemed to be Data Access Services for purposes of this Addendum.

     c.
Additional Services.  State Street may from time to time agree to make available
---------- --------
to the Fund additional Systems that are not described in the attachments to this Addendum. In the absence of any other written agreement concerning such additional systems, the term "SYSTEM" shall include, and this Addendum shall govern, the Fund's access to and use of any additional System made available by State Street and/or accessed by the Fund.

2.   NO USE OF THIRD PARTY SYSTEMS-LEVEL SOFTWARE

     State Street and the Fund acknowledge that in connection with the Data Access Services provided under this Addendum, the Fund will have access, through the Data Access Services, to Fund Data and to functions of State Street's proprietary systems; provided, however that in no event will the Fund have direct access to any third party systems-level software that retrieves data for, stores data from, or otherwise supports the System.

3.   LIMITATION ON SCOPE OF USE

     a.
Designated Equipment; Designated Locations.  The System and the Data Access
---------- ---------- ---------- ---------
Services shall be used and accessed solely on and through the Designated Configuration at the offices of the Fund or the Fund Accountants in Baltimore, Maryland or Owings Mills, Maryland ("DESIGNATED LOCATIONS").

     b.
Designated Configuration; Trained Personnel.   State Street and the Fund shall
---------- -------------- ------- ---------
be responsible for supplying, installing and maintaining the Designated Configuration at the Designated Locations. State Street and the Fund agree that each will engage or retain the services of trained personnel to enable both parties to perform their respective obligations under this Addendum. State Street agrees to use commercially reasonable efforts to maintain the System so that it remains serviceable, provided, however, that State Street does not guarantee or assure uninterrupted remote access use of the System.

     c.
Scope of Use.  The Fund will use the System and the Data Access Services only
----- -- ---
for the processing of securities transactions, the keeping of books of account for the Fund and accessing data for purposes of reporting and analysis. The Fund shall not, and shall cause its employees and agents not to (i) permit any unauthorized third party to use the System or the Data Access Services, (ii) sell, rent, license or otherwise use the System or the Data Access Services in the operation of a service bureau or for any purpose other than as expressly authorized under this Addendum, (iii) use the System or the Data Access Services for any fund, trust or other investment vehicle), other than as set forth herein, without the prior written consent of State Street, (iv) allow access to the System or the Data Access Services through terminals or any other computer or telecommunications facilities located outside the Designated Locations, (v) allow or cause any information (other than portfolio holdings, valuations of portfolio holdings, and other information reasonably necessary for the management or distribution of the assets of the Fund) transmitted from State Street's databases, including data from third party sources, available through use of the System or the Data Access Services to be redistributed or retransmitted to another computer, terminal or other device for other than use for or on behalf of the Fund or (vi) modify the System in any way, including without limitation developing any software for or attaching any devices or computer programs to any equipment, system, software or database which forms a part of or is resident on the Designated Configuration.

     d.
Other Locations.  Except in the event of an emergency or of a planned System
----- ---------
shutdown, the Fund's access to services performed by the System or to Data Access Services at the Designated Locations may be transferred to a different location only upon the prior written consent of State Street. In the event of an emergency or System shutdown, the Fund may use any back-up site included in the Designated Configuration or any other back-up site agreed to by State Street, which agreement will not be unreasonably withheld. The Fund may secure from State Street the right to access the System or the Data Access Services through computer and telecommunications facilities or devices complying with the Designated Configuration at additional locations only upon the prior written consent of State Street and on terms to be mutually agreed upon by the parties.

     e.
Title.  Title and all ownership and proprietary rights to the System, including
-----
any enhancements or modifications thereto, whether or not made by State Street, are and shall remain with State Street.

     f.
No Modification.  Without the prior written consent of State Street, the Fund
-- ------------
shall not modify, enhance or otherwise create derivative works based upon the System, nor shall the Fund reverse engineer, decompile or otherwise attempt to secure the source code for all or any part of the System.

     g.
Security Procedures.  The Fund shall comply with data access operating standards
-------- ----------
and procedures and with user identification or other password control requirements and other security procedures as may be issued from time to time by State Street for use of the System on a remote basis and to access the Data Access Services. The Fund shall have access only to the Fund Data and authorized transactions agreed upon from time to time by State Street and, upon notice from State Street, the Fund shall discontinue remote use of the System and access to Data Access Services for any security reasons cited by State Street; provided, that, in such event, State Street shall, for a period not less than 180 days (or such other shorter period specified by the Fund) after such discontinuance, assume responsibility to provide accounting services under the terms of the Custodian Agreement.

     h.
Inspections.  State Street shall have the right to inspect the use of the System
-----------
and the Data Access Services by the Fund, the Fund Accountants and the Auditor to ensure compliance with this Addendum. The on-site inspections shall be upon prior written notice to Fund, the Fund Accountants and the Auditor and at reasonably convenient times and frequencies so as not to result in an unreasonable disruption of the Fund's or the Fund Accountants' or the Auditor respective businesses.

4.   PROPRIETARY INFORMATION

     a.
Proprietary Information.  The Fund acknowledges and State Street represents that
----------- -----------
the System and the databases, computer programs, screen formats, report formats, interactive design techniques, documentation and other information made available to the Fund by State Street as part of the Data Access Services and through the use of the System constitute copyrighted, trade secret, or other proprietary information of substantial value to State Street. Any and all such information provided by State Street to the Fund shall be deemed proprietary and confidential information of State Street (hereinafter "PROPRIETARY INFORMATION"). The Fund agrees that it will hold such Proprietary Information in the strictest confidence and secure and protect it in a manner consistent with its own procedures for the protection of its own confidential information and to take appropriate action by instruction or agreement with its employees or agents who are permitted access to the Proprietary Information to satisfy its obligations hereunder. The Fund further acknowledges that State Street shall not be required to provide the Fund Accountants or the Auditor with access to the System unless it has first received from the Fund Accountants and the Auditor an undertaking with respect to State Street's Proprietary Information in the form of Attachment C and/or Attachment C-1 to this Addendum. The Fund shall use all commercially reasonable efforts to assist State Street in identifying and preventing any unauthorized use, copying or disclosure of the Proprietary Information or any portions thereof or any of the logic, formats or designs contained therein.

     b.
Cooperation.  Without limitation of the foregoing, the Fund shall advise State
-----------
Street immediately in the event the Fund learns or has reason to believe that any person to whom the Fund has given access to the Proprietary Information, or any portion thereof, has violated or intends to violate the terms of this Addendum, and the Fund will, at its reasonable expense, cooperate with State Street in seeking injunctive or other equitable relief in the name of the Fund or State Street against any such person.

     c.
Injunctive Relief.  The Fund acknowledges that the disclosure of any Proprietary
---------- ------
Information, or of any information which at law or equity ought to remain confidential, will immediately give rise to continuing irreparable injury to State Street inadequately compensable in damages at law. In addition, State Street shall be entitled to obtain immediate injunctive relief against the breach or threatened breach of any of the foregoing undertakings, in addition to any other legal remedies which may be available.

     d.
Survival.  The provisions of this Section 4 shall survive the termination of
--------
this Addendum.

5.   LIMITATION ON LIABILITY

     a.
Standard of Care and Limitation on Amount and Time for Bringing Action.  State
-------- -- ---- --- ---------- -- ------ --- ---- --- -------- ------
Street shall be held to a standard of reasonable care with respect to all of its duties and obligations under this Addendum. The Fund agrees that any liability of State Street to the Fund or any third party arising with respect to the System or State Street's provision of Data Access Services under this Data Access Services Addendum shall be limited to the amount paid by the Fund for the preceding 24 months for such services. The foregoing limitation shall relate solely to State Street's provision of the Data Access Services pursuant to this Addendum and is not intended to limit State Street's responsibility to perform in accordance with the Custodian Agreement, including its duty to act in accordance with Proper Instructions. In no event shall State Street be liable to the Fund or any other party pursuant to this Addendum for any special, indirect, punitive or consequential damages even if advised of the possibility of such damages. No action, regardless of form, arising out of the terms of this Addendum may be brought by the Fund more than two years after the Fund has knowledge that the cause of action has arisen.

     b.
Limited Warranties.  NO OTHER WARRANTIES, WHETHER EXPRESS OR IMPLIED, INCLUDING,
------- ----------
WITHOUT LIMITATION, THE IMPLIED WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, ARE MADE BY STATE STREET.

     c.
Third-Party Data.  Organizations from which State Street may obtain certain data
----------- ----
included in the System or the Data Access Services are solely responsible for the contents of such data, and State Street shall have no liability for claims arising out of the contents of such third-party data, including, but not limited to, the accuracy thereof.

     d.
Regulatory Requirements.  As between State Street and the Fund, the Fund shall
---------- ------------
be solely responsible for the accuracy of any accounting statements or reports produced using the Data Access Services and the System and the conformity thereof with any requirements of law.

     e.
Force Majeure.  Neither party shall be liable for any costs or damages due to
----- -------
delay or nonperformance under this Data Access Services Addendum arising out of any cause or event beyond such party's control, including, without limitation, cessation of services hereunder or any damages resulting therefrom to the other party as a result of work stoppage, power or other mechanical failure, computer virus, natural disaster, governmental action, or communication disruption.

6.   INDEMNIFICATION

     The Fund agrees to indemnify and hold State Street harmless from any loss, damage or expense including reasonable attorney's fees, (a "loss") suffered by State Street arising from (i) the negligence or willful misconduct in the use by the Fund of the Data Access Services or the System, including any loss incurred by State Street resulting from a security breach at the Designated Locations or committed by the Fund's employees or agents or the Fund Accountants or the and Auditor, and (ii) any loss resulting from incorrect Client Originated Electronic Financial Instructions. State Street shall be entitled to rely on the validity and authenticity of Client Originated Electronic Financial Instructions without undertaking any further inquiry as long as such instruction is undertaken in conformity with security procedures established by State Street from time to time.

7.   FEES

     Fees and charges for the use of the System and the Data Access Services and related payment terms shall be as set forth in the custody fee schedule in effect from time to time between the parties (the "FEE SCHEDULE"). Any tariffs, duties or taxes imposed or levied by any government or governmental agency by reason of the transactions contemplated by this Addendum, including, without limitation, federal, state and local taxes, use, value added and personal property taxes (other than income, franchise or similar taxes which may be imposed or assessed against State Street) shall be borne by the Fund. Any claimed exemption from such tariffs, duties or taxes shall be supported by proper documentary evidence delivered to State Street.

8.   TRAINING, IMPLEMENTATION AND CONVERSION

     a.
Training.  State Street agrees to provide training, at a designated State Street
--------
training facility or at the Designated Locations, to the Fund's personnel in connection with the use of the System on the Designated Configuration. The Fund agrees that it will set aside, during regular business hours or at other times agreed upon by both parties, sufficient time to enable all operators of the System and the Data Access Services, designated by the Fund, to receive the training offered by State Street pursuant to this Addendum.

     b.
Installation and Conversion.  State Street and the Fund shall be responsible for
------------ --- ----------
the technical installation and conversion ("INSTALLATION AND CONVERSION") of the Designated Configuration. The Fund shall have the following responsibilities in connection with Installation and Conversion of the System:

     (i)
          The Fund shall be solely responsible for the timely acquisition and maintenance of the hardware and software that attach to the Designated Configuration in order to use the Data Access Services at the Designated Locations, and

     (ii)
          State Street and the Fund each agree that they will assign qualified personnel to actively participate during the Installation and Conversion phase of the System implementation to enable both parties to perform their respective obligations under this Addendum.

9.   SUPPORT

     During the term of this Addendum, State Street agrees to provide the support services set out in Attachment D to this Addendum.

10.  TERM

     a.
Term.  This Addendum shall become effective on the date of its execution by
----
State Street and shall remain in full force and effect until terminated as herein provided.

     b.
Termination.  Either party may terminate this Addendum (i)  for any reason by
-----------
giving the other party at least one-hundred and eighty (180) days' prior written notice in the case of notice of termination by State Street to the Fund or thirty (30) days' notice in the case of notice from the Fund to State Street of termination; or (ii) immediately for failure of the other party to comply with any material term and condition of the Addendum by giving the other party written notice of termination. In the event the Fund shall cease doing business, shall become subject to proceedings under the bankruptcy laws (other than a petition for reorganization or similar proceeding) or shall be adjudicated bankrupt, this Addendum and the rights granted hereunder shall, at the option of State Street, immediately terminate with notice to the Fund. This Addendum shall in any event terminate as to any Fund within ninety (90) days after the termination of the Custodian Agreement.

     c.
Termination of the Right to Use.  Upon termination of this Addendum for any
----------- -- --- ----- -- ---
reason, any right to use the System and access to the Data Access Services shall terminate and the Fund shall immediately cease use of the System and the Data Access Services. Immediately upon termination of this Addendum for any reason, the Fund shall return to State Street all copies of documentation and other Proprietary Information in its possession; provided, however, that in the event that either party terminates this Addendum or the Custodian Agreement for any reason other than the Fund's breach, State Street shall provide the Data Access Services for a period of time and at a price to be agreed upon in writing by the parties.

11.  MISCELLANEOUS

     a.Year 2000.  State Street will take all steps necessary to ensure that its
       ---- ----
products (and those of its third-party suppliers) reflect the available state of the art technology to offer products that are Year 2000 compliant, including, but not limited to, century recognition of dates, calculations that correctly compute same century and multi-century formulas and date values, and interface values that reflect the date issues arising between now and the next one-hundred years. If any changes are required, State Street will make the changes to its products at no cost to the Fund and in a commercially reasonable time frame and will require third-party suppliers to do likewise.

     b.
Assignment; Successors.  This Addendum and the rights and obligations of the
----------- ----------
Fund and State Street hereunder shall not be assigned by either party without the prior written consent of the other party, except that State Street may assign this Addendum to a successor of all or a substantial portion of its business, or to a party controlling, controlled by, or under common control with State Street.

     c.
Survival.  All provisions regarding indemnification, warranty, liability and
--------
limits thereon, and confidentiality and/or protection of proprietary rights and trade secrets shall survive the termination of this Addendum.

     d.
Entire Agreement.  This Addendum and the attachments hereto constitute the
------ ---------
entire understanding of the parties hereto with respect to the Data Access Services and the use of the System and supersedes any and all prior or contemporaneous representations or agreements, whether oral or written, between the parties as such may relate to the Data Access Services or the System, and cannot be modified or altered except in a writing duly executed by the parties. This Addendum is not intended to supersede or modify the duties and liabilities of the parties hereto under the Custodian Agreement or any other agreement between the parties hereto except to the extent that any such agreement specifically refers to the Data Access Services or the System. No single waiver or any right hereunder shall be deemed to be a continuing waiver.

     e.   Severability.
          ------------
If any provision or provisions of this Addendum shall be held to be invalid, unlawful, or unenforceable, the validity, legality, and enforceability of the remaining provisions shall not in any way be affected or impaired.

     f.
Governing Law.  This Addendum shall be interpreted and construed in accordance
--------- ---
with the internal laws of The Commonwealth of Massachusetts without regard to the conflict of laws provisions thereof.

                                  ATTACHMENT A

                   MULTICURRENCY HORIZON/R/ ACCOUNTING SYSTEM
                           SYSTEM PRODUCT DESCRIPTION


I. The Multicurrency HORIZON/R/ Accounting System is designed to provide lot level portfolio and general ledger accounting for SEC and ERISA type requirements and includes the following services: 1) recording of general ledger entries; 2) calculation of daily income and expense; 3) reconciliation of daily activity with the trial balance, and 4) appropriate automated feeding mechanisms to (i) domestic and international settlement systems, (ii) daily, weekly and monthly evaluation services, (iii) portfolio performance and analytic services,
(iv) customer's internal computing systems and (v) various State Street provided information services products.

II. GlobalQuest/R/ GlobalQuest/R/ is designed to provide customer access to the following information maintained on The Multicurrency HORIZON/R/ Accounting
System: 1) cash transactions and balances; 2) purchases and sales; 3) income receivables; 4) tax refund; 5) daily priced positions; 6) open trades; 7) settlement status; 8) foreign exchange transactions; 9) trade history; and 10) daily, weekly and monthly evaluation services.

III. HORIZON/R/ Gateway. HORIZON/R/ Gateway provides customers with the ability to (i) generate reports using information maintained on the Multicurrency HORIZON/R/ Accounting System which may be viewed or printed at the customer's location; (ii) extract and download data from the Multicurrency HORIZONR Accounting System; and (iii) access previous day and historical data.
 The following information which may be accessed for these purposes: 1) holdings; 2) holdings pricing; 3) transactions, 4) open trades; 5) income;
 6) general ledger and  7) cash.

IV.    State Street Interchange.  State Street Interchange is an open
       ------------------------
information delivery architecture wherein proprietary communication products, data formats and workstation tools are replaced by industry standards and is designed to enable the connection of State Street's network to customer networks, thereby facilitating the sharing of information.
                                  ATTACHMENT C

                                  UNDERTAKING
                               (FUND ACCOUNTANTS)

     The undersigned understands that in the course of its employment as Fund Accountant to each fund listed on Appendix A (as amended from time to time) to that certain Custodian Agreement dated as of January 28, 1998 (the "FUND"), it will have access to State Street Bank and Trust Company's Multicurrency HORIZON Accounting System and other information systems (collectively, the "SYSTEM").

     The undersigned acknowledges that the System and the databases, computer programs, screen formats, report formats, interactive design techniques, documentation, and other information made available to the Undersigned by State Street Bank and Trust Company ("STATE STREET") as part of the Data Access Services provided to the Fund and through the use of the System constitute copyrighted, trade secret, or other proprietary information of substantial value to State Street. Any and all such information provided by State Street to the Undersigned shall be deemed proprietary and confidential information of State Street (hereinafter "PROPRIETARY INFORMATION"). The undersigned agrees that it will hold such Proprietary Information in confidence and secure and protect it in a manner consistent with its own procedures for the protection of its own confidential information and to take appropriate action by instruction or agreement with its employees who are permitted access to the Proprietary Information to satisfy its obligations hereunder.

     The undersigned will not attempt to intercept data, gain access to data in transmission, or attempt entry into any system or files for which it is not authorized. It will not intentionally adversely affect the integrity of the System through the introduction of unauthorized code or data, or through unauthorized deletion.

     Upon notice by State Street for any reason, any right to use the System and access to the Data Access Services shall terminate and the Undersigned shall immediately cease use of the System and the Data Access Services. Immediately upon notice by State Street for any reason, the undersigned shall return to State Street all copies of documentation and other Proprietary Information in its possession.

                                    [The Fund Accountants]


                         By:       ______________________________

                         Title:    ______________________________

                         Date:     ______________________________

                                 ATTACHMENT C-1

                                  UNDERTAKING
                                   (AUDITOR)

     The undersigned understands that in the course of its employment as Auditor to each fund listed on Appendix A (as amended from time to time) to that certain Custodian Agreement dated as of January 28, 1998 (the "FUND") it will have access to State Street Bank and Trust Company's Multicurrency HORIZON Accounting System and other information systems (collectively, the "SYSTEM").

     The undersigned acknowledges that the System and the databases, computer programs, screen formats, report formats, interactive design techniques, documentation, and other information made available to the Undersigned by State Street Bank and Trust Company ("STATE STREET") as part of the Data Access Services provided to the Fund and through the use of the System constitute copyrighted, trade secret, or other proprietary information of substantial value to State Street. Any and all such information provided by State Street to the Undersigned shall be deemed proprietary and confidential information of State Street (hereinafter "PROPRIETARY INFORMATION"). The undersigned agrees that it will hold such Proprietary Information in confidence and secure and protect it in a manner consistent with its own procedures for the protection of its own confidential information and to take appropriate action by instruction or agreement with its employees who are permitted access to the Proprietary Information to satisfy its obligations hereunder.

     The undersigned will not attempt to intercept data, gain access to data in transmission, or attempt entry into any system or files for which it is not authorized. It will not intentionally adversely affect the integrity of the System through the introduction of unauthorized code or data, or through unauthorized deletion.

     Upon notice by State Street for any reason, any right to use the System and access to the Data Access Services shall terminate and the Undersigned shall immediately cease use of the System and the Data Access Services. Immediately upon notice by State Street for any reason, the undersigned shall return to State Street all copies of documentation and other Proprietary Information in its possession.

                                    [The Auditor]

                         By:       ______________________________

                         Title:    ______________________________

                         Date:     ______________________________

                                  ATTACHMENT D

                                    SUPPORT

     During the term of this Addendum, State Street agrees to provide the following on-going support services:

     a.
Telephone Support. The Fund Designated Persons may contact State Street's HORIZON/R/ Help Desk and Fund Assistance Center between the hours of 8 a.m. and 6 p.m. (Eastern time) on all business days for the purpose of obtaining answers to questions about the use of the System, or to report apparent problems with the System. From time to time, the Fund shall provide to State Street a list of persons who shall be permitted to contact State Street for assistance (such persons being referred to as the "FUND DESIGNATED PERSONS").

     b.
Technical Support.  State Street will provide technical support to assist the
--------- -------
Fund in using the System and the Data Access Services. The total amount of technical support provided by State Street shall not exceed 10 resource days per year. State Street shall provide such additional technical support as is expressly set forth in the fee schedule in effect from time to time between the parties (the "FEE SCHEDULE"). Technical support, including during installation and testing, is subject to the fees and other terms set forth in the Fee Schedule.

     c.  Maintenance Support.  State Street shall use commercially reasonable
         -------------------
efforts to correct system functions that do not work according to the System Product Description as set forth on Attachment A in priority order in the next scheduled delivery release or otherwise as soon as is practicable.

     d.
System Enhancements.  State Street will provide to the Fund any enhancements to
------ ------------
the System developed by State Street and made a part of the System; provided that State Street offer the Fund reasonable training on the enhancement.
 Charges for system enhancements shall be as provided in the Fee Schedule. State Street retains the right to charge for related systems or products that may be developed and separately made available for use other than through the System.

     e.
Custom Modifications.  In the event the Fund desires custom modifications in
------ -------------
connection with its use of the System, the Fund shall make a written request to State Street providing specifications for the desired modification. Any custom modifications may be undertaken by State Street in its sole discretion in accordance with the Fee Schedule.

     f.
Limitation on Support.  State Street shall have no obligation to support the
---------- -- -------
Fund's use of the System: (1) for use on any computer equipment or telecommunication facilities which does not conform to the Designated Configuration or (ii) in the event the Fund has modified the System in breach of this Addendum.

     In WITNESS WHEREOF, each of the parties has caused this instrument to be executed in its name and on its behalf by its duly authorized representative as of the date and year first written above.

               T. ROWE PRICE GROWTH STOCK FUND, INC.
               T. ROWE PRICE NEW HORIZONS FUND, INC.
               T. ROWE PRICE NEW ERA FUND, INC.
               T. ROWE PRICE NEW INCOME FUND, INC.
               T. ROWE PRICE PRIME RESERVE FUND, INC.
               T. ROWE PRICE INTERNATIONAL FUNDS, INC.
                  T. Rowe Price International Bond Fund
                  T. Rowe Price International Stock Fund
                  T. Rowe Price International Discovery Fund
                  T. Rowe Price European Stock Fund
                  T. Rowe Price New Asia Fund
                  T. Rowe Price Global Government Bond Fund
                  T. Rowe Price Japan Fund
                  T. Rowe Price Latin America Fund
                  T. Rowe Price Emerging Markets Bond Fund
                  T. Rowe Price Emerging Markets Stock Fund
                  T. Rowe Price Global Stock Fund
               T. ROWE PRICE GROWTH & INCOME FUND, INC.
               T. ROWE PRICE SHORT-TERM BOND FUND, INC.
               T. ROWE PRICE TAX-FREE INCOME FUND, INC.
               T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
               T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
               T. ROWE PRICE HIGH YIELD FUND, INC.
               T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
               T. ROWE PRICE NEW AMERICA GROWTH FUND
               T. ROWE PRICE EQUITY INCOME FUND
               T. ROWE PRICE GNMA FUND
               T. ROWE PRICE CAPITAL APPRECIATION FUND
               T. ROWE PRICE STATE TAX-FREE INCOME TRUST

                  Maryland Tax-Free Bond Fund
                  Maryland Short-Term Tax-Free Bond Fund
                  New York Tax-Free Bond Fund
                  New York Tax-Free Money Fund
                  Virginia Tax-Free Bond Fund
                  Virginia Short-Term Tax-Free Bond Fund
                  New Jersey Tax-Free Bond Fund
                  Georgia Tax-Free Bond Fund
                  Florida Insured Intermediate Tax-Free Fund
               T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
                  California Tax-Free Bond Fund
                  California Tax-Free Money Fund
               T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
               T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
               INSTITUTIONAL INTERNATIONAL FUNDS, INC.
                  Foreign Equity Fund
               T. ROWE PRICE U.S. TREASURY FUNDS, INC.
                  U.S. Treasury Intermediate Fund
                  U.S. Treasury Long-Term Fund
                  U.S. Treasury Money Fund
               T. ROWE PRICE INDEX TRUST, INC.
                  T. Rowe Price Equity Index 500 Fund
                 T. Rowe Price Extended Equity Market Index Fund
                  T. Rowe Price Total Equity Market Index Fund
               T. ROWE PRICE SPECTRUM FUND, INC.
                  Spectrum Growth Fund
                  Spectrum Income Fund
                  Spectrum International Fund
               T. ROWE PRICE BALANCED FUND, INC.
               T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.
               T. ROWE PRICE MID-CAP GROWTH FUND, INC.
               T. ROWE PRICE TAX-FREE INSURED INTERMEDIATE BOND FUND, INC.
               T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
               T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
               T. ROWE PRICE SUMMIT FUNDS, INC.
                  T. Rowe Price Summit Cash Reserves Fund
                  T. Rowe Price Summit Limited-Term Bond Fund
                  T. Rowe Price Summit GNMA Fund
               T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
                  T. Rowe Price Summit Municipal Money Market Fund
                  T. Rowe Price Summit Municipal Intermediate Fund
                  T. Rowe Price Summit Municipal Income Fund

               T. ROWE PRICE EQUITY SERIES, INC.
                  T. Rowe Price Equity Income Portfolio
                  T. Rowe Price New America Growth Portfolio
                 T. Rowe Price Personal Strategy Balanced Portfolio
                  T. Rowe Price Mid-Cap Growth Portfolio
               T. ROWE PRICE INTERNATIONAL SERIES, INC.
                  T. Rowe Price International Stock Portfolio
               T. ROWE PRICE FIXED INCOME SERIES, INC.
                  T. Rowe Price Limited-Term Bond Portfolio
                  T. Rowe Price Prime Reserve Portfolio
               T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
                  T. Rowe Price Personal Strategy Balanced Fund
                  T. Rowe Price Personal Strategy Growth Fund
                  T. Rowe Price Personal Strategy Income Fund
               T. ROWE PRICE VALUE FUND, INC.
               T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
               T. ROWE PRICE CORPORATE INCOME FUND, INC.
               T. ROWE PRICE HEALTH SCIENCES FUND, INC.
               T. ROWE PRICE MID-CAP VALUE FUND, INC.
               INSTITUTIONAL DOMESTIC EQUITY FUNDS, INC.
                  Mid-Cap Equity Growth Fund
               T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
               T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
               T. ROWE PRICE REAL ESTATE FUND, INC.
               T. ROWE PRICE SMALL CAP STOCK FUND, INC.
                  T. Rowe Price Small Cap Stock Fund
               T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
               T. ROWE PRICE TAX EFFICIENT BALANCED FUND, INC. RESERVE INVESTMENT FUNDS, INC.
                  Government Reserve Investment Fund
                  Reserve Investment Fund

SIGNATURE ATTESTED TO:                         EXECUTED ON BEHALF OF EACH FUND:

      /s/Suzanne E. Fraunhoffer                /s/Carmen Deyesu
By:   _____________________                By:____________________
Name:  Suzanne E. Fraunhoffer               Name: Carmen Deyesu
Title: Legal Assistant                      Title: Treasurer for
                                            each of the foregoing

SIGNATURE ATTESTED TO:
STATE STREET BANK AND TRUST COMPANY

      /s/Glenn Ciotti                          /s/Ronald E. Logue
By:   _____________________                By:____________________
Name:  Glenn Ciotti                         Name: Ronald E. Logue
Title: VP & Assoc. Counsel                  Title: Executive Vice
                                           President

                                   SCHEDULE A


COUNTRY          SUBCUSTODIAN            CENTRAL DEPOSITORY

United Kingdom   State Street Bank      None;
                 and Trust Company      The Bank of England,
                                        The Central Gilts Office (CGO);
                                        The Central Moneymarkets Office (CMO)

Euroclear (The Euroclear System)/ State Street London Limited

                                   APPENDIX A

               T. ROWE PRICE GROWTH STOCK FUND, INC.
               T. ROWE PRICE NEW HORIZONS FUND, INC.
               T. ROWE PRICE NEW ERA FUND, INC.
               T. ROWE PRICE NEW INCOME FUND, INC.
               T. ROWE PRICE PRIME RESERVE FUND, INC.
               T. ROWE PRICE INTERNATIONAL FUNDS, INC.
                  T. Rowe Price International Bond Fund
                  T. Rowe Price International Stock Fund
                  T. Rowe Price International Discovery Fund
                  T. Rowe Price European Stock Fund
                  T. Rowe Price New Asia Fund
                  T. Rowe Price Global Government Bond Fund
                  T. Rowe Price Japan Fund
                  T. Rowe Price Latin America Fund
                  T. Rowe Price Emerging Markets Bond Fund
                  T. Rowe Price Emerging Markets Stock Fund
                  T. Rowe Price Global Stock Fund
               T. ROWE PRICE GROWTH & INCOME FUND, INC.
               T. ROWE PRICE SHORT-TERM BOND FUND, INC.
               T. ROWE PRICE TAX-FREE INCOME FUND, INC.
               T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
               T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
               T. ROWE PRICE HIGH YIELD FUND, INC.
               T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
               T. ROWE PRICE NEW AMERICA GROWTH FUND
               T. ROWE PRICE EQUITY INCOME FUND
               T. ROWE PRICE GNMA FUND
               T. ROWE PRICE CAPITAL APPRECIATION FUND
               T. ROWE PRICE STATE TAX-FREE INCOME TRUST
                  Maryland Tax-Free Bond Fund
                  Maryland Short-Term Tax-Free Bond Fund
                  New York Tax-Free Bond Fund
                  New York Tax-Free Money Fund
                  Virginia Tax-Free Bond Fund
                  Virginia Short-Term Tax-Free Bond Fund
                  New Jersey Tax-Free Bond Fund
                  Georgia Tax-Free Bond Fund
                  Florida Insured Intermediate Tax-Free Fund

               T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
                  California Tax-Free Bond Fund
                  California Tax-Free Money Fund
               T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
               T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
               INSTITUTIONAL INTERNATIONAL FUNDS, INC.
                  Foreign Equity Fund
               T. ROWE PRICE U.S. TREASURY FUNDS, INC.
                  U.S. Treasury Intermediate Fund
                  U.S. Treasury Long-Term Fund
                  U.S. Treasury Money Fund
               T. ROWE PRICE INDEX TRUST, INC.
                  T. Rowe Price Equity Index 500 Fund
                 T. Rowe Price Extended Equity Market Index Fund
                  T. Rowe Price Total Equity Market Index Fund
               T. ROWE PRICE SPECTRUM FUND, INC.
                  Spectrum Growth Fund
                  Spectrum Income Fund
                  Spectrum International Fund
               T. ROWE PRICE BALANCED FUND, INC.
               T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.
               T. ROWE PRICE MID-CAP GROWTH FUND, INC.
               T. ROWE PRICE TAX-FREE INSURED INTERMEDIATE BOND FUND, INC.
               T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
               T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
               T. ROWE PRICE SUMMIT FUNDS, INC.
                  T. Rowe Price Summit Cash Reserves Fund
                  T. Rowe Price Summit Limited-Term Bond Fund
                  T. Rowe Price Summit GNMA Fund
               T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
                  T. Rowe Price Summit Municipal Money Market Fund
                  T. Rowe Price Summit Municipal Intermediate Fund
                  T. Rowe Price Summit Municipal Income Fund
               T. ROWE PRICE EQUITY SERIES, INC.
                  T. Rowe Price Equity Income Portfolio
                  T. Rowe Price New America Growth Portfolio
                 T. Rowe Price Personal Strategy Balanced Portfolio
                  T. Rowe Price Mid-Cap Growth Portfolio
               T. ROWE PRICE INTERNATIONAL SERIES, INC.
                  T. Rowe Price International Stock Portfolio

               T. ROWE PRICE FIXED INCOME SERIES, INC.
                  T. Rowe Price Limited-Term Bond Portfolio
                  T. Rowe Price Prime Reserve Portfolio
               T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
                  T. Rowe Price Personal Strategy Balanced Fund
                  T. Rowe Price Personal Strategy Growth Fund
                  T. Rowe Price Personal Strategy Income Fund
               T. ROWE PRICE VALUE FUND, INC.
               T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
               T. ROWE PRICE CORPORATE INCOME FUND, INC.
               T. ROWE PRICE HEALTH SCIENCES FUND, INC.
               T. ROWE PRICE MID-CAP VALUE FUND, INC.
               INSTITUTIONAL DOMESTIC EQUITY FUNDS, INC.
                  Mid-Cap Equity Growth Fund
               T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
               T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
               T. ROWE PRICE REAL ESTATE FUND, INC.
               T. ROWE PRICE SMALL CAP STOCK FUND, INC.
                  T. Rowe Price Small Cap Stock Fund
               T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
               T. ROWE PRICE TAX EFFICIENT BALANCED FUND, INC. RESERVE INVESTMENT FUNDS, INC.
                  Government Reserve Investment Fund
                  Reserve Investment Fund

                                AMENDMENT NO. 1
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of November 4, 1998, by adding thereto T. Rowe Price International Funds, Inc., on behalf of T. Rowe Price International Growth & Income Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND, INC.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


                /s/Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

                /s/Stephen F. Brown
          By:  _____________________________________
                Stephen F. Brown, Vice President

                                AMENDMENT NO. 2
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of April 21, 1999, by adding thereto T. Rowe Price Tax-Efficient Funds, Inc., on behalf of T. Rowe Price Tax-Efficient Balanced Fund and T. Rowe Price Tax-Efficient Growth Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 3
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998 and April 21, 1999 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of February 9, 2000, by adding thereto Institutional Equity Funds, Inc., on behalf of Institutional Large-Cap Value Fund and Institutional Small-Cap Stock Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 4
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, and February 9, 2000 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of April 19, 2000, by adding thereto T. Rowe Price International Funds, Inc., on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 5
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, and April 19, 2000 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of July 18, 2000, by adding thereto T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Global Technology Fund, Inc., and T. Rowe Price U.S. Bond Index Fund, Inc.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                         Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 6
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000 and July 18, 2000 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of October 25, 2000, by adding thereto T. Rowe Price International Index Fund, Inc., on behalf of T. Rowe Price International Equity Index Fund; T. Rowe Price Tax-Efficient Funds, Inc., on behalf of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund; and T. Rowe Price Equity Series, Inc., on behalf of T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Index 500 Portfolio, and T. Rowe Price Health Sciences Portfolio.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Equity Index 500 Portfolio
     T. Rowe Price Health Sciences Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
     T. Rowe Price International Equity Index Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund
    T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins

          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue

          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 7
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, and October 25, 2000
between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of February 7, 2001, by adding thereto T. Rowe Price State Tax-Free Income Trust, on behalf of Maryland Tax-Free Money Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Equity Index 500 Portfolio
     T. Rowe Price Health Sciences Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
     T. Rowe Price International Equity Index Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Money Fund
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund
    T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins

          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue

          By:  _____________________________________
                Ronald E. Logue, Vice Chairman






ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


         None

ITEM 25. INDEMNIFICATION

         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company and ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in
Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

GENERAL. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; PROVIDED, HOWEVER, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         Section 10.01.
INDEMNIFICATION AND PAYMENT OF EXPENSES IN ADVANCE: The Corporation shall
--------------- --- ------- -- -------- -- -------
indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

         (a)
there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b)
in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i)
the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a)  the Indemnitee provides a security for his undertaking; or

         (b)
the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i)
a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         SECTION 10.02. INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES, AND AGENTS. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER


         T. Rowe Price Group, Inc., ("GROUP") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

         T. Rowe Price Savings Bank ("SAVINGS BANK"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., commenced operations in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.

         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Finance, Inc. T. Rowe Price International, Inc. ("T. ROWE PRICE INTERNATIONAL") was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts,
T. Rowe Price International also sponsors and serves as adviser and subadviser to registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

         T. Rowe Price Global Investment Services Limited is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services provides investment management, sales, and client servicing to non-U.S. institutional and retail investors.

         T. Rowe Price Global Asset Management Limited ("GLOBAL ASSET MANAGEMENT"), an English corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management will provide investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly-owned subsidiary of T. Rowe Price Group, Inc.

         T. Rowe Price Investment Services, Inc. ("INVESTMENT SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the "PRICE FUNDS"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.


         TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.


         T. Rowe Price Associates Foundation, Inc. (the "FOUNDATION"), was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation's overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions its employees make to qualifying organizations of their choice are matched according to established guidelines.



         T. Rowe Price Services, Inc. ("PRICE SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.



         T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.



         T. Rowe Price Trust Company ("TRUST COMPANY"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Maryland-chartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified





PAGE 10
and non-qualified employee benefit plans, individual retirement accounts, and common trust funds.


         T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.


         TRPH Corporation, a wholly owned subsidiary of T. Rowe Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.


         T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.


         T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; Threshold Fund Associates, Inc. is the General Partner of the partnership.


         T. Rowe Price Stable Asset Management, Inc. ("STABLE ASSET MANAGEMENT"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed income securities.


         T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.


         T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of
T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.


         T. Rowe Price (Canada), Inc. ("TRP CANADA") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of




PAGE 11
T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.


         T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of
T. Rowe Price Group, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.


         Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.


         TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses
T. Rowe Price Associates' transfer agent, plan administrative services, retirement plan services, and operations support functions.

         TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.


         TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

         TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.


         T. Rowe Price Strategic Partners Fund II, L.P. is a Delaware limited partnership organized in 1992, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc.


         T. Rowe Price Advisory Services, Inc., ("ADVISORY SERVICES"), a wholly owned subsidiary of T. Rowe Price Group, Inc. was incorporated in Maryland in 2000 Advisory Services is




PAGE 12
registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.


         HorizonGuide, Inc., a Delaware corporation, is a wholly owned subsidiary of T. Rowe Price Group, Inc., organized March 23, 2000 for the specific purpose of providing services over the Internet to meet the financial, emotional, lifestyle and other planning and advice needs of the pre-retirement market. HorizonGuide has a separately incorporated subsidiary, HORIZONGUIDE SERVICES, INC., organized on June 2, 2000, to sponsor the financial pages of the HorizonGuide site.


         Listed below are the directors, executive officers and managing directors of T. Rowe Price Group, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:


                   DIRECTORS OF T. ROWE PRICE GROUP, INC.


D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett's address is 13 Stanley Crescent, London W11 2NA, England.

DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb's address is One South Street, 25th Floor, Baltimore, Maryland 21202.


RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is: 85 Broad Street, 2nd Floor, New York, New York 10004.

ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc.; Fort James Corporation; and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219.


All of the following directors of T. Rowe Price Group, Inc. are employees of T. Rowe Price Associates, Inc.


EDWARD C. BERNARD, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe Price Investment Services, Inc.; Director of
T. Rowe Price




PAGE 13
Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.


HENRY H. HOPKINS, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of T. Rowe Price International, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.


JAMES A.C. KENNEDY, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.


JOHN H. LAPORTE, JR., Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.


WILLIAM T. REYNOLDS, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of
T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.


JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Managing Director of
T. Rowe Price Group, Inc.; Director and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and
T. Rowe Price Services, Inc.; Director of T. Rowe Price International, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.


GEORGE A. ROCHE, Chairman of the Board, President, Director, and Managing Director of T. Rowe Price Group, Inc.; President, Director and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc., and Director and Vice President of T. Rowe Price Threshold Fund




PAGE 14
Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.


BRIAN C. ROGERS, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.


M. DAVID TESTA, Vice Chairman of the Board, Chief Investment Officer, Director, and Managing Director of T. Rowe Price Group, Inc.; Director, Chief Investment Officer, and Managing Director of T. Rowe Price Associates, Inc.; Director, T. Rowe Price International; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation.


MARTIN G. WADE, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price International.

                         ADDITIONAL EXECUTIVE OFFICERS


MICHAEL A. GOFF, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and the President of T. Rowe Price Investment Technologies, Inc.


CHARLES E. VIETH, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.


CHRISTINA WASIAK, Managing Director and Chief Financial Officer of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.


  ADDITIONAL MANAGING DIRECTORS OF T. ROWE PRICE GROUP, INC. AND T. ROWE PRICE
                              ASSOCIATES, INC.


PRESTON G. ATHEY, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company; Vice President of T. Rowe Price Trust Company.


BRIAN W.H. BERGHUIS, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.


STEPHEN W. BOESEL, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.





PAGE 15

JOHN H. CAMMACK, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Trust Company.


GREGORY A. McCRICKARD, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.


MARY J. MILLER, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.


CHARLES A. MORRIS, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.


NANCY M. MORRIS, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Stable Asset Management, Inc.; Director and Vice President of T. Rowe Price Trust Company.


GEORGE A. MURNAGHAN, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Trust Company.


MARIA NALYWAYKO, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.


EDMUND M. NOTZON III, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company.


WAYNE D. O'MELIA, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc.; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company.


LARRY J. PUGLIA, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price (Canada), Inc.


JOHN R. ROCKWELL, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of
T. Rowe Price Investment Services, Inc.


R. TODD RUPPERT, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; President of T. Rowe Price Global




PAGE 16
Asset Management Limited; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan Services, Inc. and T. Rowe Price Trust Company.


ROBERT W. SMITH, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International.


WILLIAM J. STROMBERG, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.


MARK J. VASELKIV, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Recovery Fund Associates, Inc. and T. Rowe Price Recovery Fund II Associates, L.L.C.


RICHARD T. WHITNEY, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International and T. Rowe Price Trust Company.


         Certain directors and officers of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

         See also "Management of the Funds," in Registrant's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price




PAGE 17
         U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc.,
         T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., and T. Rowe Price International Index Fund, Inc.


         Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.


(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

NAME                POSITIONS AND                   POSITIONS AND
                   OFFICES WITH                    OFFICES WITH
                     UNDERWRITER                     REGISTRANT
James S. Riepe               Chairman of the Board     Trustee and Vice
                                                 and Director       President
Edward C. Bernard                  President and Director          None
Henry H. Hopkins    Vice President and Director     Vice President
Charles E. Vieth                      Vice President and Director     None
Patricia M. Archer                   Vice President                  None
Steven J. Banks                       Vice President                  None
John T. Bielski                         Vice President                  None
Darrell N. Braman                 Vice President                  None
Ronae M. Brock                    Vice President                  None
Meredith C. Callanan            Vice President                  None
John H. Cammack                 Vice President                  None
Ann R. Campbell                    Vice President                  None
Christine M. Carolan             Vice President                  None
Joseph A. Carrier                 Vice President                  None
Laura H. Chasney                Vice President                  None
Renee M. Christoff                Vice President                  None
Christopher W. Dyer                Vice President                  None
Christine S. Fahlund                 Vice President                  None
Forrest R. Foss                         Vice President                  None
Thomas A. Gannon                    Vice President                  None
Andrea G. Griffin                       Vice President                  None
Douglas E. Harrison                  Vice President                  None
David J. Healy                            Vice President                  None
Joanne M. Healey                       Vice President                  None
Joseph P. Healy                            Vice President                None
Walter J. Helmlinger                 Vice President                  None
Eric G. Knauss                             Vice President                None
Sharon R. Krieger                        Vice President                  None
Steven A. Larson                       Vice President                  None
Keith W. Lewis                          Vice President                  None
Gayle A. Lomax                          Vice President                  None
Sarah McCafferty                         Vice President                  None
Mark J. Mitchell                       Vice President                  None
Nancy M. Morris                        Vice President                  None
George A. Murnaghan                 Vice President                  None
Steven E. Norwitz                          Vice President                None
Kathleen M. O'Brien                     Vice President                  None
Barbara A. O'Connor                   Vice President                  None
Wayne D. O'Melia                       Vice President                  None
David Oestreicher                     Vice President                  None
Robert Petrow                              Vice President                  None
Pamela D. Preston                        Vice President                  None
George D. Riedel                          Vice President                  None
John R. Rockwell                          Vice President                  None
Kenneth J. Rutherford                  Vice President                  None
Alexander Savich                            Vice President                None
Kristin E. Seeberger                       Vice President                 None
Donna B. Singer                             Vice President                 None
Bruce D. Stewart                     Vice President                  None
William W. Strickland, Jr.      Vice President                  None
Jerome Tuccille                    Vice President                  None
Walter Wdowiak                 Vice President                  None
William F. Wendler II               Vice President                  None
Jane F. White                         Vice President                  None
Thomas R. Woolley                  Vice President                  None
Barbara A. O'Connor            Controller                      None
Theodore J. Zamerski III         Assistant Vice President and    None
 Assistant Controller
Matthew B. Alsted                     Assistant Vice President        None
Kimberly B. Andersen           Assistant Vice President        None
Richard J. Barna                 Assistant Vice President        None
Catherine L.Berkenkemper        Assistant Vice President        None
Edwin J. Brooks  III                      Assistant Vice President        None
Carl A. Cox                          Assistant Vice President        None
Cheryl L. Emory                     Assistant Vice President        None
John A. Galateria                   Assistant Vice President        None
Janelyn A. Healey             Assistant Vice President        None
Sandra J. Kiefler              Assistant Vice President        None
Suzanne M. Knoll                 Assistant Vice President        None
Patricia B. Lippert             Assistant Vice President        Secretary
Teresa M. Loeffert                      Assistant Vice President        None
C. Lillian Matthews                     Assistant Vice President        None
Janice D. McCrory                     Assistant Vice President        None
Danielle Nicholson Smith    Assistant Vice President        None
JeanneMarie B. Patella                Assistant Vice President        None
Kylelane Purcell                          Assistant Vice President        None
David A. Roscum                       Assistant Vice President        None
Carole H. Smith                        Assistant Vice President        None
John A. Stranovsky                       Assistant Vice President        None
Nolan L. North                                 Assistant Treasurer         None
Barbara A. Van Horn                      Secretary                       None


(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

ITEM 29. MANAGEMENT SERVICES

         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

ITEM 30. UNDERTAKINGS


(a)     Not applicable




PAGE 21


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this May 1, 2001.


       T. Rowe Price Spectrum Fund, Inc.

       /s/James S. Riepe
By:    James S. Riepe
       Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                Title                 Date
---------                -----                 ----


/s/James S. Riepe         Chairman of the Board May 1, 2001
James S. Riepe            (Chief Executive Officer)


/s/Joseph A. Carrier     Treasurer (Chief       May 1, 2001
Joseph A. Carrier        Financial Officer)

/s/Donald W. Dick, Jr.

Donald W. Dick, Jr.      TrusteeDirector        May 1, 2001


*                        TrusteeDirector        May 1, 2001
David K. Fagin


*                        TrusteeDirector        May 1, 2001
Hanne M. Merriman


/s/M. David Testa        TrusteeDirector        May 1, 2001
M. David Testa


*                        TrusteeDirector        May 1, 2001
Hubert D. Vos


*                        TrusteeDirector        May 1, 2001
Paul M. Wythes


*Henry H. Hopkins        Attorney-In-Fact       May 1, 2001
                         and Vice President